                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-40991
                                                              File No. 811-06322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

     Pre-Effective Amendment No. ___                                      [_]

     Post-Effective Amendment No. 56                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

     Amendment No. 56

                              DELAWARE POOLED TRUST
               (Exact Name of Registrant as Specified in Charter)

      2005 Market Street, Philadelphia, Pennsylvania            19103-7094
         (Address of Principal Executive Offices)               (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as possible after effectiveness

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b)

[_]  on (date) pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a) (1)

[_]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a) (2)

[_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant is filing this Post-Effective Amendment for the purpose of adding a new series of shares, designated as The Global Real Estate Securities Portfolio. The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

                             --- CONTENTS ---

This Post-Effective Amendment No. 56 to Registration File No. 033-40991 includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Part A--Prospectus

     4.   Part B--Statement of Additional Information

     5.   Part C--Other Information

     6.   Signatures

     7.   Exhibits

                                                 [DELAWARE INVESTMENTS(R) LOGO]
                                             A MEMBER OF LINCOLN FINANCIAL GROUP

INTERNATIONAL

PROSPECTUS JANUARY [_], 2007

DELAWARE POOLED TRUST -
THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO
ORIGINAL CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO PROFILE                                                    PAGE
The Global Real Estate Securities Portfolio

HOW WE MANAGE THE PORTFOLIO                                          PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Portfolio
Disclosure of portfolio holdings information

WHO MANAGES THE PORTFOLIO                                            PAGE
Investment manager
Portfolio manager
Who's who?

ABOUT YOUR ACCOUNT                                                   PAGE
Shareholder Services
How to purchase shares
Minimum investments
Valuation of shares
Other purchase and redemption considerations
Document delivery
How to redeem shares
Account minimum
Frequent trading of Portfolio shares
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                                 PAGE

GLOSSARY                                                             PAGE

ADDITIONAL INFORMATION                                               PAGE

PROFILE: THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the "80% policy"). The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries.

In managing the Portfolio, we strive to invest in companies that represent a variety of different sectors in the real estate industry. As we consider individual securities for the Portfolio, we carefully evaluate each company's management team, and we generally look for those companies that:

o are attractive on a relative valuation basis (both at the real estate and security level);

o    have the ability to raise rents;

o    demonstrate prudent use of capital for external growth; and

o    can create franchise value over the long-term.

The types of securities the Portfolio may invest in include, but are not limited to: common stocks; preferred stocks; securities convertible into common stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; and American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may invest without limitation in shares of real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. It is expected that the Portfolio will invest a significant amount of its portfolio in REITs and REIT-like entities, but the Portfolio is not limited to investing in these entities as described herein.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio.

Because we concentrate our investments in the global real estate industry, the Portfolio may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general (although the Portfolio does not intend on directly owning real estate). Its investments may tend to fluctuate more in value than a portfolio that invests in a broader range of industries. If the Portfolio holds real estate directly, as a result of defaults, or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the companies we invest in use floating rate debt to finance their ongoing operations.

The Global Real Estate Securities Portfolio is considered "non-diversified" under federal securities laws and regulations that govern mutual funds. That means the Portfolio may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Portfolio may affect a larger portion of overall assets and subject the Portfolio to greater risks.


                                       1

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REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code, as amended (the Code), and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940
Act). By investing in REITs indirectly through the Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.

Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risks not typically associated with investing in U.S. companies. Investments in foreign securities may be adversely affected by political instability, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations. The Portfolio may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations, and may incur costs in connection with conversions between currencies. If, and to the extent that, we invest in options, futures, forward foreign currency exchange contracts or other derivatives, the Portfolio will be subject to the special risks associated with those activities. To the extent that the Portfolio holds a large portion of its assets in cash or short-term debt obligations, it may be unable to achieve their investment goals.

For a more complete discussion of risk, please see "The risks of investing in the Portfolio" on page [_].

The Portfolio's 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     WHO SHOULD INVEST IN THE PORTFOLIO?

          o    Investors seeking a high level of long-term total return.

          o Investors willing to invest in securities of companies principally engaged in the real estate industry.

          o Investors seeking to diversify their equity holdings by adding exposure to real estate and foreign markets.

     WHO SHOULD NOT INVEST IN THE PORTFOLIO?

          o Investors unwilling to accept the risks of investing in a non-diversified fund that focuses on the real estate industry as well as foreign markets.

          o Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?

 YOU DO NOT PAY SALES CHARGES directly from your             Maximum sales charge (load) imposed on         None
 investments when you buy or sell Original Class shares.     purchases as a percentage of offering price

                                                             Maximum sales charge (load) imposed on         None
                                                             reinvested dividends

                                                             Purchase reimbursement fees                    None

                                                             Redemption reimbursement fees                  None

                                                             Exchange fees                                  None

 ANNUAL PORTFOLIO OPERATING EXPENSES are deducted from       Management fees                                [__]%
 the Portfolio's assets.

                                                             Distribution and service (12b-1) fees          None
                                                             Other expenses(1)                              [__]%
                                                             Total annual operating expenses                [__]%

 THIS EXAMPLE is intended to help you compare the cost of    1 year                                        $[__]
 investing in the Portfolio to the cost of investing in      3 years                                       $[__]
 other mutual funds with similar investment objectives. We
 show the cumulative amount of Portfolio expenses on a
 hypothetical investment of $10,000 with an annual 5%
 return over the time shown.(2) This example assumes that
 the Portfolio's total operating expenses remain unchanged
 in each of the periods we show.  This is an example only,
 and does not represent future expenses, which may be
 greater or less than those shown here.

(1)  "Other expenses" are based on estimates for the current fiscal year.

(2) The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here.

HOW WE MANAGE THE PORTFOLIO

OUR INVESTMENT STRATEGIES

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Portfolio. The following are descriptions of how the portfolio management team pursues the Portfolio's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Global Real Estate Securities Portfolio strives to achieve maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors.

The Portfolio will allocate its assets among companies in various regions and countries throughout the world, including the United States and developed, developing, and emerging market non-U.S. countries. Therefore, the Portfolio may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, the Portfolio may shift more of its investments to U.S. companies. The Portfolio may invest in securities issued in any currency and may hold foreign currency.

Our investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region's economy, including current economic conditions, interest rates, job growth and capital flows. Our bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis would be supply/demand, vacancy rates and rental growth in a particular market. This market-by-market research is coupled with an overview of a company's financials, cash flow, dividend growth rates and management strategy. In addition, we consider selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security's fundamentals.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Portfolio's investment objectives.

The Global Real Estate Securities Portfolio's investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objectives became effective.

THE SECURITIES WE TYPICALLY INVEST IN

Stocks offer investors the potential for capital appreciation. Certain stocks that we invest in may pay dividends as well.

          SECURITIES                             HOW WE USE THEM
------------------------------   -----------------------------------------------
COMMON OR ORDINARY STOCKS:       Under normal circumstances, we will generally
Securities that represent        invest the Portfolio's assets in common or
shares of ownership in a         ordinary stocks, some of which may be
corporation. Stockholders        dividend-paying stocks.
participate in the
corporation's profits and
losses proportionate to the
number of shares they own.

REAL ESTATE INVESTMENT TRUSTS:   We may invest without limitation in shares of
A company, usually traded        U.S. and non-U.S. REITs.
publicly, that manages a
portfolio of real estate or
real estate mortgages to earn
profits for shareholders.

REITs are generally classified
as equity REITs, mortgage
REITs or a combination of
equity and mortgage REITs.
Equity REITs typically invest
the majority of their assets
directly in real property,
derive income primarily from
the collection of rents and
can realize capital gains by
selling properties that have
appreciated in value. Mortgage
REITs typically invest the
majority of their assets in
real estate mortgages and
derive income from the
collection of interest
payments. By investing in
REITs indirectly through the
Portfolio, a shareholder bears
a proportionate share of the
expenses of the Portfolio and
indirectly shares similar
expenses of the REITs.
Although the REIT structure
originated in the U.S., a
number of countries around the
world have adopted, or are
considering adopting, similar
REIT and REIT-like structures.

AMERICAN DEPOSITARY RECEIPTS     We may invest in sponsored and unsponsored
(ADRS), EUROPEAN DEPOSITARY      ADRs, EDRs and GDRs, generally focusing on
RECEIPTS (EDRS), AND GLOBAL      those whose underlying securities are issued by
DEPOSITARY RECEIPTS (GDRS):      foreign entities. Sponsored depositary receipts
ADRs are receipts issued by a    are issued jointly by the issuer of the
U.S. depositary (usually a       underlying security and the depositary, and
U.S. bank) and EDRs and GDRs     unsponsored depositary receipts are issued by
are receipts issued by a         the depositary without the participation of the
depositary outside of the U.S.   issuer of the underlying security.
(usually a non-U.S. bank or
trust company or a foreign
branch of a U.S. bank).
Depositary receipts represent
an ownership interest in an
underlying security that is
held by the depositary.
Generally, the underlying
security represented by an ADR
is issued by a foreign issuer
and the underlying security
represented by an EDR or GDR
may be issued by a foreign or
U.S. issuer. Generally, the
holder of the depositary
receipt is entitled to all
payments of interest,
dividends or capital gains
that are made on the
underlying security.

OPTIONS AND FUTURES: Options     If we have stocks that have unrealized gains,
represent a right to buy or      we may want to protect those gains when we
sell a security or group of      anticipate adverse conditions. We might use
securities at an agreed upon     options or futures to neutralize the effect of
price at a future date. The      any price declines, without selling the
purchaser of an option may or    security. We might also use options or futures
may not choose to go through     to gain exposure to a particular market segment
with the transaction; the        without purchasing individual securities in
seller must go through with      that segment. We might use this approach if we
the transaction.                 had excess cash that we wanted to invest
                                 quickly.

Writing a call option on a       We might use covered call options if we believe
security obligates the owner     that doing so would help the Portfolio to meet
of the security to sell it at    its investment objectives.
an agreed upon price on an
agreed upon date (usually no     Use of these strategies can increase the
more than nine months in the     operating costs of the Portfolio and can lead
future). The owner of the        to loss of principal. Despite the ability to
security receives a premium      utilize options and futures as described above,
payment from the purchaser of    the Portfolio does not currently intend to use
the call, but if the security    such transactions often and may determine not
appreciates to a price greater   to use options and futures at all.
than the agreed upon selling
price, the Portfolio would
lose out on those gains. A
call option written by the
Portfolio is "covered" if the
Portfolio owns the security
underlying the option or has
an absolute and immediate
right to acquire that security
without additional cash
consideration.

Futures contracts are
agreements for the purchase or
sale of securities at a
specified price, on a
specified date. Unlike an
option, a futures contract
must be executed unless it is
sold before the settlement
date.

Options and futures are
generally considered to be
derivative securities.

REPURCHASE AGREEMENTS: An        Typically, we use repurchase agreements as a
agreement between a buyer of     short-term investment for our cash position. In
securities, such as the          order to enter into repurchase agreements, the
Portfolio, and a seller of       Portfolio must have collateral of at least 102%
securities, in which the         of the repurchase price. Except when we believe
seller agrees to buy the         a temporary defensive approach is appropriate,
securities back within a         the Portfolio will not hold more than 5% of its
specified time at the same       total assets in cash or other short-term
price the buyer paid for them,   investments. All short-term investments will be
plus an amount equal to an       rated AAA by Standard & Poor's or Aaa by
agreed upon interest rate.       Moody's Investors Service or if unrated, be of
Repurchase agreements are        comparable quality, based on our evaluation.
often viewed as equivalent to    The Portfolio will only enter into repurchase
cash.                            agreements in which the collateral is U.S.
                                 government securities.

INVESTMENT COMPANY SECURITIES:   The Portfolio may hold investment company
In some countries, investments   securities if the Portfolio's managers believe
by U.S. mutual funds are         the country offers good investment
generally made by purchasing     opportunities. Such investment companies may be
shares of investment companies   open-end or closed-end investment companies.
that in turn invest in the       These investments involve an indirect payment
securities of such countries.    by a Portfolio's shareholders of a portion of
                                 the expenses of the other investment companies, including their advisory fees.

FOREIGN CURRENCY TRANSACTIONS:   Although the Portfolio values its assets daily
A forward foreign currency       in U.S. dollars, it does not intend to convert
exchange contract involves an    its holdings of foreign currencies into U.S.
obligation to purchase or sell   dollars on a daily basis. The Portfolio is
a specific currency on a fixed   permitted to, however, from time to time,
future date at a price that is   purchase or sell foreign currencies and/or
set at the time of the           engage in forward foreign currency exchange
contract. The future date may    transactions. The Portfolio may conduct its
be any number of days from the   foreign currency transactions on a cash basis
date of the contract as agreed   at the rate prevailing in the foreign currency
by the parties involved.         exchange market or through a forward foreign
                                 currency exchange contract or forward contract.

                                 We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Portfolio's current security or currency holdings. We may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes. Despite the ability to utilize foreign currency transactions as described above, the Portfolio does not currently intend to use such transactions often and may determine not to use foreign currency transactions at all.

RESTRICTED SECURITIES:           We may invest in privately placed securities,
Privately placed securities      including those that are eligible for resale
whose resale is restricted       only among certain institutional buyers without
under U.S. securities laws.      registration, commonly known as "Rule 144A
                                 Securities." Restricted securities that are determined to be illiquid may not exceed the Portfolio's 15% limit on illiquid securities.
                                 We may invest without limitation in Rule 144A
                                 Securities that are deemed to be liquid.

ILLIQUID SECURITIES:             We may invest up to 15% of the Portfolio's net
Securities that do not have a    assets in illiquid securities.
ready market, and cannot be
sold within seven days at
approximately the price at
which a fund has valued them.

The Global Real Estate Securities Portfolio may also invest in rights and warrants to purchase common stocks, convertible securities, including enhanced convertible securities, as well as preferred stocks, mortgage-backed securities, U.S. government securities and zero coupon bonds. Please see the Statement of Additional Information (SAI) for additional descriptions and risk information on these and other securities as well as those listed in the table above. You can also find additional information about the investments in the Portfolio in the annual or semi-annual shareholder reports.

LENDING SECURITIES

The Portfolio may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for use in their securities transactions. Borrowers of the Portfolio's securities must provide collateral to the Portfolio and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Portfolio.

BORROWING FROM BANKS

The Portfolio may borrow money from banks as a temporary measure for extraordinary purposes or to facilitate redemptions. The Portfolio will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Portfolio being unable to meet its investment objective.

TEMPORARY DEFENSIVE POSITIONS

For temporary defensive purposes, we may hold a substantial part of the Portfolio's assets in cash or cash equivalents. To the extent that the Portfolio holds such instruments, it may be unable to achieve its investment objectives.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Portfolio may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Portfolio will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

PORTFOLIO TURNOVER

We anticipate that the Portfolio's annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Portfolio bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

THE RISKS OF INVESTING IN THE PORTFOLIO

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Portfolio, you should carefully evaluate the risks. Because of the nature of the Portfolio, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Portfolio. Please see the SAI for further discussion of these risks and other risks not discussed here.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
MARKET RISK is the risk that     We maintain a long-term investment approach and
all or a majority of the         focus on securities we believe can appreciate
securities in a certain market   over an extended time frame regardless of
- like the stock or bond         interim market fluctuations. We do not try to
market - will decline in value   predict overall market movements. Although we
because of factors such as       may hold securities for any amount of time, we
economic conditions, future      generally do not trade for short-term purposes.
expectations or investor
confidence.                      We may hold a substantial part of the
                                 Portfolio's assets in cash or cash equivalents as a temporary, defensive strategy.

INDUSTRY AND SECURITY RISK:      In the Portfolio we intend to hold a number of
Industry risk is the risk that   different individual securities, seeking to
the value of securities in a     manage security risk. However, we do
particular industry will         concentrate on the real estate industry. As a
decline because of changing      consequence, the share price of the Portfolio
expectations for the             may fluctuate in response to factors affecting
performance of that industry.    that industry, and may fluctuate more widely
                                 than a portfolio that invests in a broader
Securities risk is the risk      range of industries. The Portfolio may be more
that the value of an             susceptible to any single economic, political
individual stock or bond will    or regulatory occurrence affecting the real
decline because of changing      estate industry.
expectations for the
performance of the individual
company issuing the stock or
bond.

INTEREST RATE RISK is the risk   The Portfolio is subject to interest rate risk.
that securities will decrease    If the Portfolio invests in REITs or other
in value if interest rates       companies that hold fixed rate obligations, we
rise.                            would expect the value of those investments to
                                 decrease if interest rates rise and increase if interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REIT or other companies that hold fixed rate obligations. We strive to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those we are considering for purchase.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
REAL ESTATE INDUSTRY RISKS       Since we invest principally in companies in the
include among others:            real estate and real estate-related sectors,
                                 the Portfolio is subject to the risks
o    possible declines in the    associated with the real estate industry. We
     value of real estate;       will strive to manage these risks through
                                 careful selection of individual securities;
o    risks related to economic   however, investors should carefully consider
     conditions;                 these risks before investing in the Portfolio.

o    possible shortage of
     mortgage funds;

o    overbuilding and extended
     vacancies;

o    increased competition;

o    changes in property
     taxes, operating expenses
     or zoning laws;

o    costs of environmental
     clean-up, or damages from
     natural disasters;

o    limitations or
     fluctuations in rent
     payments;

o    cashflow fluctuations;
     and

o    defaults by borrowers.

REITs are also subject to the
risk of failing to qualify for
tax-free pass-through of
income under the Internal
Revenue Code and/or failing to
qualify for an exemption from
registration as an investment
company under the Investment
Company Act of 1940.

FOREIGN RISK is the risk that    We plan on investing the Portfolio's assets in
foreign securities may be        foreign securities, and we strive to manage the
adversely affected by            risks involved with investing in foreign
political instability, changes   securities as detailed below and in the SAI.
in currency exchange rates,
foreign economic conditions,
inadequate regulatory and
accounting standards, or other
risks as described in more
detail below.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
EMERGING MARKETS RISK is the     We may invest in emerging market securities.
possibility that the risks       Striving to manage this risk, we carefully
associated with international    screen securities within emerging markets and
investing will be greater in     attempt to consider material risks associated
emerging markets than in more    with an individual company or issuer.
developed foreign markets
because, among other things,
emerging markets may have less
stable political and economic
environments. In addition, in
many emerging markets, there
is substantially less publicly
available information about
issuers and the information
about issuers and the
information that is available
tends to be of a lesser
quality. Economic structures
and markets tend to be less
mature and diverse and the
securities markets which are
subject to less government
regulation or supervision may
also be smaller, less liquid
and subject to greater price
volatility.

POLITICAL RISK is the risk       We evaluate the political situations in the
that countries or an entire      countries where we invest and take into account
region may experience            any potential risks before we select securities
political instability. This      for the Portfolio. However, there is no way to
may cause greater fluctuation    eliminate political risk when investing
in the value and liquidity of    internationally. In emerging markets political
investments due to changes in    risk is typically more likely to affect the
currency exchange rates,         economy and share prices than in developed
governmental seizures or         markets.
nationalization of assets.

CURRENCY RISK is the risk that   We may try to hedge the Portfolio's currency
the value of a fund's            risk by purchasing foreign currency exchange
investments may be negatively    contracts. If we agree to purchase or sell
affected by changes in foreign   foreign securities at a pre-set price on a
currency exchange rates.         future date, we may attempt to protect the
Adverse changes in exchange      value of a security the Portfolio owns from
rates may reduce or eliminate    future changes in currency rates. If we have
any gains produced by            agreed to purchase or sell a security, the
investments that are             Portfolio may also use foreign currency
denominated in foreign           exchange contracts to "lock-in" the security's
currencies and may increase      price in terms of U.S. dollars or another
any losses.                      applicable currency. We may use forward
                                 currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Portfolio will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.

INFORMATION RISK is the risk     We conduct fundamental research on the
that foreign companies may be    companies we invest in rather than relying
subject to different             solely on information available through
accounting, auditing and         financial reporting. As part of our worldwide
financial reporting standards    research process, we emphasize meetings or
than U.S. companies. There may   direct contact with company officials. The
be less information available    Portfolio's managers believe this will help
about foreign issuers than       them to better uncover any potential weaknesses
domestic issuers. Furthermore,   in individual companies.
regulatory oversight of
foreign issuers may be less
stringent or less consistently
applied than in the U.S.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
INEFFICIENT MARKET RISK is the   We will attempt to reduce these risks by
risk that foreign markets may    investing in a number of different countries,
be less liquid, have greater     noting trends in the economy, industries and
price volatility, less           financial markets.
regulation and higher
transaction costs than U.S.
markets.

SMALL COMPANY RISK is the risk   We may invest in small companies and would be
that prices of smaller           subject to this risk. Although we typically
companies may be more volatile   hold a number of different stocks in order to
than larger companies because    reduce the impact that one small company stock
of limited financial resources   would have on the Portfolio, because this is a
or dependence on narrow          non-diversified Portfolio, it is possible that
product lines.                   a smaller company holding could be a
                                 significant holding and subject the Portfolio to greater risk. We attempt to reduce this risk by diversifying the Portfolio's investments.

TRANSACTION COSTS RISK relates   The Portfolio is subject to this risk. We
to the costs of buying,          strive to monitor transaction costs and to
selling and holding foreign      choose an efficient trading strategy for the
securities, including            Portfolio.
brokerage, tax and custody
costs, which may be higher
than those involved in U.S.
securities transactions.

NON-DIVERSIFIED FUNDS:           The Portfolio is a non-diversified fund and is
Non-diversified investment       subject to this risk. Nevertheless, we
companies have the flexibility   typically hold securities from a variety of
to invest as much as 50% of      different issuers, representing different
their assets in as few as two    sectors of the real estate industry. We also
issuers with no single issuer    perform extensive analysis on all securities.
accounting for more than 25%     We are particularly diligent in reviewing
of the portfolio. The            securities that represent a larger percentage
remaining 50% of the portfolio   of portfolio assets.
must be diversified so that no
more than 5% of a fund's
assets are invested in the
securities of a single issuer.
Because a non-diversified fund
may invest its assets in fewer
issuers, the value of fund
shares may increase or
decrease more rapidly than if
the fund were fully
diversified.

LIQUIDITY RISK is the            We limit exposure to illiquid securities to no
possibility that securities      more than 15% of the Portfolio's net assets.
cannot be readily sold within
seven days at approximately
the price that a fund has
valued them.

FUTURES AND OPTIONS RISK is      The Portfolio may use futures contracts and
the possibility that a fund      options on futures contracts, as well as
may experience a loss if it      options on securities for hedging purposes. We
employs an options or futures    limit the amount of the Portfolio's assets that
strategy related to a security   may be committed to these strategies. Our
or a market index and that       obligations related to futures and options
security or index moves in the   transactions will not exceed 20% of the
opposite direction from what     Portfolio's total assets and we will not enter
the manager anticipated.         into additional futures contracts or options on
Futures and options also         them if more than 5% of the Portfolio's assets
involve additional expenses,     would be required as margin deposits or
which could reduce any benefit   premiums on the options. There is no assurance
or increase any loss that the    that such strategies will be successful or that
Portfolio experiences from       the Portfolio will necessarily utilize such
using the strategy.              strategies.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Portfolio's SAI.

WHO MANAGES THE PORTFOLIO

INVESTMENT MANAGER

The Portfolio is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Portfolio, manages the Portfolio's business affairs and provides daily administrative services. For its services to the Portfolio, the Manager is paid a management fee of [_]% of average daily net assets.

The Portfolio has not yet commenced operations as of the date of this Prospectus. A discussion of the basis for the Board of Trustees' annual approval of the Portfolio's investment advisory contract will be available in future annual or semiannual reports to shareholders of the Portfolio.

PORTFOLIO MANAGERS

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for The Global Real Estate Securities Portfolio. When making investment decisions for the Portfolio, Mr. Zenouzi regularly consults with Damon J. Andres.

BABAK (BOB) ZENOUZI, Senior Vice President/Senior Portfolio Manager, rejoined Delaware Investments in May 2006. Mr. Zenouzi previously worked at Delaware Investments from 1992 to 1999, where he served as a portfolio manager. He returned to the firm to lead the REIT group, including the team, its products and process, and to serve as lead portfolio manager for the firm's Dividend Income products, which he was instrumental in creating. Mr. Zenouzi worked at Chartwell Investment Partners (Chartwell) from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell's Small Cap Value Fund. Previously, he held several positions in accounting and financial analysis with The Boston Company. Mr. Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

DAMON J. ANDRES, Vice President/Senior Portfolio Manager, joined Delaware Investments in 1994 and currently serves as a portfolio manager for REIT investments and convertibles. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates, Inc. Mr. Andres earned a bachelor's degree in business administration with an emphasis in finance and accounting from the University of Richmond. Mr. Andres is a CFA charterholder.

The SAI for the Portfolio provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Portfolio shares.

WHO'S WHO?

This diagram shows the various organizations involved in managing, administering and servicing the Portfolio.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                              BOARD OF TRUSTEES

INVESTMENT MANAGER                   THE PORTFOLIO                CUSTODIAN
Delaware Management Company                                 Mellon Bank, N.A.
2005 Market Street                                          One Mellon Center
Philadelphia, PA 19103-7094                                 Pittsburgh, PA 15258

PORTFOLIO MANAGERS            DISTRIBUTOR                   SERVICE AGENT
(see page [__] for details)   Delaware Distributors, L.P.   Delaware Service
                              2005 Market Street            Company, Inc.
                              Philadelphia, PA 19103-7094   2005 Market Street
                                                            Philadelphia, PA
                                                            19103-7094

                                  SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of the fund's investment manager and distributor. However, the Portfolio relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

SHAREHOLDER SERVICES

Special Reports and Other Services. The Portfolio will provide client shareholders with the following information:

o    Audited annual financial reports.

o    Unaudited semiannual financial reports.

o Detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results and other pertinent data.

In addition, the investment advisors may conduct periodic personal reviews with each client shareholder, with interim telephone updates and other communication, as appropriate.

The Delaware Pooled Trust's dedicated telephone number, 800 231-8002, is available for shareholder inquiries during normal business hours. You may also obtain the net asset values for the Portfolio by calling this number or via our Web site at www.delawareinvestments.com/institutional/dptnavs.jsp. Written correspondence should be addressed to:

                              Delaware Pooled Trust
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                           Attention: Client Services

HOW TO PURCHASE SHARES

Shares of the Portfolio described in this Prospectus are offered directly to institutions and high net-worth individual investors at net asset value with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted to become a new investor in Original Class shares of the Portfolio offered through this Prospectus is a plan which represents: (i) that the decision to invest plan assets in or withdraw plan assets from the Portfolio will be made solely by a plan fiduciary, such as the plan's board, without direction from or consultation with any plan participant and (ii) that the plan will make no more than 3 separate purchase orders during any given calendar quarter. The Original Class shares of the Portfolio are not primarily designed for defined contribution plans that are participant-directed or frequently trade Portfolio shares, and therefore the Portfolio requires the above representations from any new defined contribution plan investors. We reserve the right to reject any purchase order made by a new defined contribution plan investor that does not meet the above representations or that follows a pattern of market timing as described in this Prospectus. Defined contribution plans who do not qualify for Original Class shares as described above may be eligible to purchase Class P shares of the Portfolio offered through a separate prospectus.

MINIMUM INVESTMENTS. The minimum initial investment for a shareholder is $1,000,000 in the aggregate across all Portfolios of the Delaware Pooled Trust. There are no minimums for subsequent contributions in the Portfolio where the aggregate minimum initial investment for the Delaware Pooled Trust has been satisfied.

PURCHASE PRICE. You may buy shares at the Portfolio's net asset value per share
(NAV), which is calculated as of the close of the New York Stock Exchange's
(NYSE) regular trading hours (ordinarily 4:00 P.M. Eastern Time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Portfolio. Except in the case of in-kind purchases and as described below, an order will be accepted by the Portfolio after (1) the Portfolio is notified by telephone, email, facsimile or other means acceptable to the Portfolio of your purchase order and (2) Federal Funds have been delivered to the Portfolio's agent. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced at the close of the NYSE on the following business day.

In addition, Portfolio service providers have entered into agreements with certain authorized agents to allow such agents to accept purchase orders on the Portfolio's behalf. For purposes of pricing, a purchase order will be deemed to be accepted by the Portfolio when such authorized agent accepts the order on behalf of the Portfolio pursuant to the terms of its agreement. Among other things, there are certain terms in the agreement which give the Portfolio assurances that the agent has received a purchase order before the close of the NYSE's regular trading hours in order to receive that day's NAV. We reserve the right to reject any purchase order.

HOW TO PURCHASE SHARES BY FEDERAL FUNDS WIRE. Purchases of shares of a Portfolio should be made by having your bank wire Federal Funds to Bank of New York as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

o First, complete the Account Registration Form and send it via facsimile to 215 255-1162 or mail it to:

                              Delaware Pooled Trust
                              2005 Market Street
                              Philadelphia, PA 19103-7094
                              Attn: Client Services

o Second, telephone the Portfolio at 800 231-8002 (or contact the Portfolio via email, facsimile or other means acceptable to the Portfolio) and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio(s) selected, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Portfolio account number.

o Third, instruct your bank to wire the specified purchase amount of Federal Funds to Bank of New York, ABA #021000018, Bank Account #8900403748. The funds should be sent to the attention of Delaware Pooled Trust (be sure to have your bank include the name of the Portfolio, the account number assigned to you and your account name). Federal Funds purchase orders will be accepted only on a day on which the Portfolio, the NYSE, Bank of New York and the Portfolio's custodians are open for business.

ADDITIONAL INVESTMENTS. You may add to your shareholder account at any time and in any amount. Procedures for purchasing shares are the same as those followed for a new account as described above:

o First, notify the Portfolio of your impending purchase by calling us at 800 231-8002, or by contacting the Portfolio via another method acceptable to the Portfolio.

o Then be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to Bank of New York.

IN-KIND PURCHASES. The Portfolio, in its sole discretion, may permit investors to make an investment by a contribution of securities in-kind or by following another procedure that will have the same economic effect as an in-kind purchase. In either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. The purchase price per share for investors purchasing shares by an in-kind procedure or by such other permitted procedure shall be the NAV next determined after acceptance by the Portfolio of the investor's purchase order. Investors wishing to make an investment by a contribution of securities in-kind should contact the Portfolio at 800 231-8002 to determine whether the Portfolio's advisor will agree to accept the investor's proposed in-kind contribution and, if so, to make appropriate arrangements to settle the transaction. The assets provided to the Portfolio pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's NAV.

HOW TO REDEEM SHARES

You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below. The Portfolio will redeem its shares at the NAV next determined after the request is received in "good order." The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio.

HOW TO REDEEM SHARES BY MAIL OR FAX MESSAGE

"Good order" for purposes of mail or facsimile message redemptions means that the request to redeem must adhere to the following procedures:

o A letter of instruction must be sent to the Portfolio specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) or other designated individuals or entities exactly as it appears on the Account Registration Form. Unless a letter of instruction directs otherwise or a separate written request has been submitted to the Portfolio as described in the next paragraph, the redemption proceeds will be wired to the commercial bank or account designation identified on the Account Registration Form. Signature guarantees will be required when a letter of instruction directs that redemption proceeds be sent to a commercial bank or account designation other than the one identified on the Account Registration Form or in a separate written request.

o If you wish to change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account Registration Form or otherwise, a separate written request must be submitted to the Portfolio at the address listed below before the redemption request is made. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder. Under certain circumstances, the Portfolio may require that a signature guarantee accompany your request. Copies of the request must be sent to both the current commercial bank and the new designee bank. Prior to redemption, the Portfolio will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Portfolio.

                              Send your requests to:
                              Delaware Pooled Trust
                              Attn: Client Services
                              2005 Market Street
                              Philadelphia, PA 19103-7094
                              Fax #215 255-1162

Please call the Portfolio at 800 231-8002 to inform Client Services of your intent to send a facsimile message.

HOW TO REDEEM SHARES BY TELEPHONE

"Good order" for purposes of telephone redemptions means that the request to redeem must adhere to the following procedures:

o If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares (either by specifying the number of shares or dollar amount to be redeemed) by calling the Portfolio at 800 231-8002 and requesting the redemption proceeds be wired to the commercial bank or account designation identified on the Account Registration Form.

o Shares cannot be redeemed by telephone if stock certificates are held for those shares, or in instances when the in-kind redemption procedures are triggered, as described below. Please contact the Portfolio for further details.

o In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or facsimile message pursuant to the procedures described above.

o The Portfolio's telephone redemption privileges and procedures may be modified or terminated by the Portfolio only upon written notice to the Portfolio's shareholders.

o To change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account Registration Form or otherwise, a written request must be sent to the Portfolio at the address above. The request will be processed pursuant to the procedures described in the second bullet point under "How to Redeem Shares by Mail or Fax Message."

In addition, Portfolio service providers have entered into agreements with certain authorized agents to allow such agents to accept redemption orders on the Portfolio's behalf. For purposes of pricing, a redemption order will be deemed to be received in "good order" when such authorized agent accepts the order on behalf of the Portfolio pursuant to the terms of its agreement. Among other things, there are certain terms in the agreement which give the Portfolio assurances that the agent has received a redemption order before the close of the NYSE's regular trading hours in order to receive that day's NAV.

REDEMPTIONS IN-KIND. The Portfolio, in its sole discretion, may permit shareholders to accept their redemption proceeds in-kind in portfolio securities or pursuant to another procedure that will have the same economic effect as an in-kind redemption. In either case, a shareholder that redeems shares pursuant to this section will bear the brokerage or other transaction costs of selling the portfolio securities received in-kind representing the value of their redeemed shares. The redemption price per share for shareholders redeeming shares by in-kind or by such other permitted procedure shall be the NAV next determined after the redemption request is received in good order. The portfolio securities provided to the shareholder pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's NAV. See "Valuation of Shares."

IMPORTANT REDEMPTION INFORMATION. Because the Portfolio's shares are sold to institutions and high net-worth individual investors with a relatively high investment minimum, Portfolio shareholders likely will hold a significant number of Portfolio shares. For this reason, the Portfolio requests that shareholders proposing to make a large redemption order give the Portfolio at least ten days advance notice of any such order. This request can easily be satisfied by calling the Portfolio at 800 231-8002, and giving notification of your future intentions.

Once a formal redemption order is received in good order, the Portfolio, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Portfolio may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the SEC. As described above, the Portfolio may also pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the SEC.

Due to the relatively high cost of maintaining shareholder accounts, the Portfolio reserves the right to redeem shares in the Portfolio if the value of your holdings in that Portfolio is below $500,000. The Portfolio, however, will not redeem shares based solely upon market reductions in NAV. If the Portfolio intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.

VALUATION OF SHARES

The price of a Portfolio's shares is based on the Portfolio's NAV per share. We determine a Portfolio's NAV per share at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. We calculate this value by adding the market value of all the securities and assets in each Portfolio's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV per share. We generally price securities and other assets for which market quotations are readily available at their market value. For Portfolios that invest primarily in foreign securities, the NAV may change on days when the shareholders will not be able to purchase or redeem Portfolio shares. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. We price any fixed-income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

OTHER PURCHASE AND REDEMPTION CONSIDERATIONS

INVESTMENTS BY LARGE, INSTITUTIONAL INVESTORS. From time to time, certain large institutional investors may invest in the Portfolio. The Portfolio may experience relatively large investments or redemptions as a result of the institutional investors either purchasing or redeeming the Portfolio's shares. These transactions may affect the Portfolio, since a portfolio that experiences redemptions may be required to sell portfolio securities, and a portfolio that receives additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Portfolio may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. Delaware Management Company, representing the interests of the Portfolio, is committed to minimizing the impact of such transactions on the Portfolio.

FAIR VALUATION. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolio anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Portfolio may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Portfolio's Board has delegated responsibility for valuing the Portfolio's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

EXCHANGES. The Portfolio's shares may be exchanged for shares of the other Portfolios in the Delaware Pooled Trust or the institutional class shares of the other Delaware Investments(R) Funds (including Delaware REIT Fund) based on the respective net asset values of the shares involved and as long as a Portfolio's minimum purchase requirements and other guidelines are satisfied. There are no minimum purchase requirements for the institutional class shares of the other Delaware Investments Funds, but certain eligibility requirements must be satisfied. An exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder's state of residence. The Portfolio reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders. The Portfolio reserves the right to reject any exchange order. See "Frequent Trading of Portfolio Shares" below. Please call the Fund for further information on how to exchange shares of the Fund.

FREQUENT TRADING OF PORTFOLIO SHARES. The Portfolio discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Portfolio's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Portfolio and its shareholders, such as market timing. The Portfolio will consider anyone who follows a pattern of market timing in any Delaware Investments(R) Fund to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term "roundtrips" - that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Portfolio will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares through the exchange privilege. The Portfolio reserves the right to consider other trading patterns to be market timing.

Your ability to use the Portfolio's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Portfolio reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the

Portfolio's market timing policy are not necessarily deemed accepted by the Portfolio and may be rejected by the Portfolio on the next Business Day following receipt by the Portfolio.

Redemptions will continue to be permitted in accordance with the Portfolio's current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

The Portfolio reserves the right to modify this policy at any time without notice, including modifications to the Portfolio's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Portfolio's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Portfolio's market timing policy does not require the Portfolio to take action in response to frequent trading activity. If the Portfolio elects not to take any action in response to frequent trading, such frequent trading and market timing activity could continue.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Portfolio's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Portfolio's shares may also force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Portfolio's performance, if, for example, the Portfolio incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the Portfolio's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

TRANSACTION MONITORING PROCEDURES. The Portfolio, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Portfolio shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Portfolio's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Portfolio may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Portfolio, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Portfolio will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Portfolio may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Portfolio shares.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Portfolio and its agents to detect market timing in Portfolio shares, there is no guarantee that the Portfolio will be able to identify these shareholders or curtail their trading practices. In particular, the Portfolio may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Portfolio shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

MISCELLANEOUS. Neither the Portfolio, the Portfolio's transfer agent, the Portfolio's custodians nor any of the Portfolio's affiliates, are responsible for any losses incurred in acting upon investor instructions (via written instruction, telephone instruction or otherwise) for purchase, redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such transactions, the Portfolio will attempt to ensure that reasonable procedures are used to confirm that instructions communicated to the Portfolio are genuine.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolio expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Portfolio will also distribute capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Portfolio shares for shares of a different Delaware Investments(R) Fund is the same as a sale.

By law, if you do not provide the Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Portfolio distributions and gains from the sale or exchange of your Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty rate or U.S. estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors may also be subject to U.S. tax as if he or she were a U.S. person on distributions from the Portfolio attributable to gain from disposition of a U.S. real property interest as discussed in the SAI for the Portfolio.

THIS DISCUSSION OF "DIVIDENDS, DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

CERTAIN MANAGEMENT CONSIDERATIONS

MANAGER OF MANAGERS STRUCTURE

At an initial shareholder meeting, the Portfolio's shareholders approved a "manager of managers" structure that would permit Delaware Management Company, the Portfolio's investment advisor, to appoint and replace sub-advisors, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements with respect to the Portfolio, subject to Board approval but without shareholder approval (the "Manager of Managers Structure"). While Delaware Management Company does not currently expect to use the Manager of Managers Structure with respect to the Portfolio, Delaware Management Company may, in the future, recommend to the Portfolio's Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Portfolio's portfolio if it believes that doing so would be likely to enhance the Portfolio's performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers Structure with respect to the Portfolio is contingent upon the receipt of an exemptive order from the U.S. Securities and Exchange Commission (the "SEC") or the adoption of a rule by the SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers Structure with respect to the Portfolio may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Portfolio's application for an exemptive order or adopt such a rule.

The Manager of Managers Structure would enable the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The Manager of Managers Structure would not permit investment management fees paid by the Portfolio to be increased without shareholder approval or change Delaware Management Company's responsibilities to the Portfolio, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

FINANCIAL HIGHLIGHTS

Because the Portfolio is new, it has no financial history.

GLOSSARY

HOW TO USE THIS GLOSSARY

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

AMORTIZED COST

Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

APPRECIATION

An increase in the value of an investment.

AVERAGE MATURITY

An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND

A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL

The amount of money you invest.

CAPITAL APPRECIATION

An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS

Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION

The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING

Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CORPORATE BOND

A debt security issued by a corporation. See Bond.

COST BASIS

The original purchase price of an investment, used in determining capital gains and losses.

CURRENCY EXCHANGE RATES

The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

DEPRECIATION

A decline in an investment's value.

DIVERSIFICATION

The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION

Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION

A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO

A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR

Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES

With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

INFLATION

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL

The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE

The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION

The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

MATURITY

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD

The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION  (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

NET ASSET VALUE (NAV)

The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS

The total value of all the assets in a fund's portfolio, less any liabilities.

PREFERRED STOCK

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO (P/E)

A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL

Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS

The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REAL ESTATE INVESTMENT TRUSTS (REITs)

A real estate investment trust is a company that is usually traded publicly, that manages a portfolio of real estate to make profits for shareholders.

REDEEM

To cash in your shares by selling them back to the mutual fund.

RISK

Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SEC (SECURITIES AND EXCHANGE COMMISSION)

Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SIGNATURE GUARANTEE

Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION

A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

A document that provides more detailed information about a fund's organization, management, investments, policies and risks.

STOCK

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN

An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

VOLATILITY

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

                    DELAWARE POOLED TRUST - THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    Additional information about the Portfolio's investments is available in the Portfolio's annual and semiannual reports to shareholders. In the Portfolio's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can find more information about the Portfolio in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolio, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 231-8002. The Portfolio's SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Portfolio's internet Web site
                    (www.delawareinvestments.com/institutional). You may obtain additional information about the Portfolio from your financial advisor.

                    You can find reports and other information about the Portfolio on the EDGAR Database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolio, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.
                    ------------------------------------------------------------
                    WEB SITE

                    www.delawareinvestments.com/institutional

                    E-MAIL

                    PooledTrust@delinvest.com

                    CLIENT SERVICES REPRESENTATIVE

                    800 231-8002

                    o For Portfolio information; literature; price, yield and performance figures.

                    o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

                    DELAWARE POOLED TRUST - THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                                                                  CUSIP   NASDAQ
                                                                 ------   ------
                    Original Class                                 [__]    [__]

                    Investment Company Act file number: 811-06322

INTERNATIONAL                                     [Delaware Investments(R) LOGO]
                                             A member of Lincoln Financial Group

PROSPECTUS JANUARY [__], 2007

           DELAWARE POOLED TRUST -
           THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO CLASS P

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO PROFILE                                                           PAGE
The Global Real Estate Securities Portfolio

HOW WE MANAGE THE PORTFOLIO                                                 PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Portfolio
Disclosure of portfolio holdings information

WHO MANAGES THE PORTFOLIO                                                   PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                                          PAGE
How to purchase shares
Purchase price
How to redeem shares
Dealer compensation
Payments to Intermediaries
Valuation of shares
Exchange privilege
Document delivery
Frequent trading of Portfolio shares
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                                        PAGE

GLOSSARY                                                                    PAGE

ADDITIONAL INFORMATION                                                      PAGE

PROFILE: THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?

The Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the "80% policy"). The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries.

In managing the Portfolio, we strive to invest in companies that represent a variety of different sectors in the real estate industry. As we consider individual securities for the Portfolio, we carefully evaluate each company's management team, and we generally look for those companies that:

o are attractive on a relative valuation basis (both at the real estate and security level);

o    have the ability to raise rents;

o    demonstrate prudent use of capital for external growth; and

o    can create franchise value over the long-term.

The types of securities the Portfolio may invest in include, but are not limited to: common stocks; preferred stocks; securities convertible into common stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; and American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may invest without limitation in shares of real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. It is expected that the Portfolio will invest a significant amount of its portfolio in REITs and REIT-like entities, but the Portfolio is not limited to investing in these entities as described herein.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio.

Because we concentrate our investments in the global real estate industry, the Portfolio may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general (although the Portfolio does not intend on directly owning real estate). Its investments may tend to fluctuate more in value than a portfolio that invests in a broader range of industries. If the Portfolio holds real estate directly, as a result of defaults, or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the companies we invest in use floating rate debt to finance their ongoing operations.

The Global Real Estate Securities Portfolio is considered "non-diversified" under federal securities laws and regulations that govern mutual funds. That means the Portfolio may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Portfolio may affect a larger portion of overall assets and subject the Portfolio to greater risks.

REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code, as amended (the Code), and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940
Act). By investing in REITs indirectly
through the Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.

Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risks not typically associated with investing in U.S. companies. Investments in foreign securities may be adversely affected by political instability, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations. The Portfolio may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations, and may incur costs in connection with conversions between currencies. If, and to the extent that, we invest in options, futures, forward foreign currency exchange contracts or other derivatives, the Portfolio will be subject to the special risks associated with those activities. To the extent that the Portfolio holds a large portion of its assets in cash or short-term debt obligations, it may be unable to achieve their investment goals.

For a more complete discussion of risk, please see "The risks of investing in the Portfolio" on page [ ].

The Portfolio's 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     WHO SHOULD INVEST IN THE PORTFOLIO?

          o    Investors seeking a high level of long-term total return.

          o Investors willing to invest in securities of companies principally engaged in the real estate industry.

          o Investors seeking to diversify their equity holdings by adding exposure to real estate and foreign markets.

     WHO SHOULD NOT INVEST IN THE PORFOLIO?

          o Investors unwilling to accept risks of investing in a non-diversified fund that focuses on the real estate industry as well as foreign markets.

          o Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?

YOU DO NOT PAY SALES CHARGES     CLASS                                       P
directly from your investments   ---------------------------------------   ----
when you buy or sell Class P     Maximum sales charge (load) imposed on
shares.                          purchases as a percentage of offering
                                 price                                     none

                                 Maximum contingent deferred sales
                                 charge (load) as a percentage of
                                 original purchase price or redemption
                                 price, whichever is lower                 none

                                 Maximum sales charge (load) imposed on
                                 reinvested dividends                      none

                                 Redemption fees                           none

                                 Exchange fees                             none

ANNUAL PORTFOLIO OPERATING       Management fees                           [__]%
EXPENSES are deducted from the
Portfolio's assets.              Distribution and service (12b-1) fees     [__]%

                                 Other expenses(1)                         [__]%

                                 Total annual Portfolio operating
                                    expenses                               [__]%

THIS EXAMPLE is intended to      CLASS                                       P
help you compare the cost of     ---------------------------------------   ----
investing in the Portfolio to    1 year                                      $
the cost of investing in other
mutual funds with similar        3 years                                     $
investment objectives. We show
the cumulative amount of
Portfolio expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time shown.(2)
This example assumes that the
Portfolio's total operating
expenses remain unchanged in
each of the periods we show.
This is an example only, and
does not represent future
expenses, which may be greater
or less than those shown here.

(1)  "Other expenses" are based on estimates for the current fiscal year.

(2) The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here.

HOW WE MANAGE THE PORTFOLIO

OUR INVESTMENT STRATEGIES

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Portfolio. The following are descriptions of how the portfolio management team pursues the Portfolio's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Global Real Estate Securities Portfolio strives to achieve maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors.

The Portfolio will allocate its assets among companies in various regions and countries throughout the world, including the United States and developed, developing, and emerging market non-U.S. countries. Therefore, the Portfolio may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, the Portfolio may shift more of its investments to U.S. companies. The Portfolio may invest in securities issued in any currency and may hold foreign currency.

Our investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region's economy, including current economic conditions, interest rates, job growth and capital flows. Our bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis would be supply/demand, vacancy rates and rental growth in a particular market. This market-by-market research is coupled with an overview of a company's financials, cash flow, dividend growth rates and management strategy. In addition, we consider selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security's fundamentals.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Portfolio's investment objectives.

The Global Real Estate Securities Portfolio's investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objectives became effective.

THE SECURITIES WE TYPICALLY INVEST IN

Stocks offer investors the potential for capital appreciation. Certain stocks that we invest in may pay dividends as well.

              SECURITIES                              HOW WE USE THEM
--------------------------------------   ---------------------------------------
COMMON OR ORDINARY STOCKS: Securities    Under normal circumstances, we will
that represent shares of ownership in    generally invest the Portfolio's assets
a corporation. Stockholders              in common or ordinary stocks, some of
participate in the corporation's         which may be dividend-paying stocks.
profits and losses proportionate to
the number of shares they own.

REAL ESTATE INVESTMENT TRUSTS: A         We may invest without limitation in
company, usually traded publicly, that   shares of U.S. and non-U.S. REITs.
manages a portfolio of real estate or
real estate mortgages to earn profits
for shareholders.

REITs are generally classified as
equity REITs, mortgage REITs or a
combination of equity and mortgage
REITs. Equity REITs typically invest
the majority of their assets directly
in real property, derive income
primarily from the collection of rents
and can realize capital gains by
selling properties that have
appreciated in value. Mortgage REITs
typically invest the majority of their
assets in real estate mortgages and
derive income from the collection of
interest payments. By investing in
REITs indirectly through the
Portfolio, a shareholder bears a
proportionate share of the expenses of
the Portfolio and indirectly shares
similar expenses of the REITs.
Although the REIT structure originated
in the U.S., a number of countries
around the world have adopted, or are
considering adopting, similar REIT and
REIT-like structures.

AMERICAN DEPOSITARY RECEIPTS (ADRS),     We may invest in sponsored and
EUROPEAN DEPOSITARY RECEIPTS (EDRS),     unsponsored ADRs, EDRs and GDRs,
AND GLOBAL DEPOSITARY RECEIPTS (GDRS):   generally focusing on those whose
ADRs are receipts issued by a U.S.       underlying securities are issued by
depositary (usually a U.S. bank) and     foreign entities. Sponsored depositary
EDRs and GDRs are receipts issued by a   receipts are issued jointly by the
depositary outside of the U.S.           issuer of the underlying security and
(usually a on-U.S. bank or trust         the depositary, and unsponsored
company or a foreign branch of a U.S.    depositary receipts are issued by the
bank). Depositary receipts represent     depositary without the participation of
an ownership interest in an underlying   the issuer of the underlying security
security that is held by the
depositary. Generally, the underlying
security represented by an ADR is
issued by a foreign issuer and the
underlying security represented by an
EDR or GDR may be issued by a foreign
or U.S. issuer. Generally, the holder
of the depositary receipt is entitled
to all payments of interest, dividends
or capital gains that are made on the
underlying security.

OPTIONS AND FUTURES: Options represent   If we have stocks that have unrealized
a right to buy or sell a security or     gains, we may want to protect those
group of securities at an agreed upon    gains when we anticipate adverse
price at a future date. The purchaser    conditions. We might use options or
of an option may or may not choose to    futures to neutralize the effect of any
go through with the transaction; the     price declines, without selling the
seller must go through with the          security. We might also use options or
transaction.                             futures to gain exposure to a
                                         particular market segment without
Writing a call option on a security      purchasing individual securities in
obligates the owner of the security to   that segment. We might use this
sell it at an agreed upon price on an    approach if we had excess cash that we
agreed upon date (usually no more than   wanted to invest quickly.
nine months in the future). The owner
of the security receives a premium       We might use covered call options if we
payment from the purchaser of the        believe that doing so would help the
call, but if the security appreciates    Portfolio to meet its investment
to a price greater than the agreed       objectives.
upon selling price, the Portfolio
would lose out on those gains. A call    Use of these strategies can increase
option written by the Portfolio is       the operating
"covered" if the Portfolio owns the
security underlying
the option or has an absolute and        costs of the Portfolio and can lead to
immediate right to acquire that          loss of principal. Despite the ability
security without additional cash         to utilize options and futures as
consideration.                           described above, the Portfolio does not
                                         currently intend to use such
Futures contracts are agreements for     transactions often and may determine
the purchase or sale of securities at    not to use options and futures at all.
a specified price, on a specified
date. Unlike an option, a futures
contract must be executed unless it is
sold before the settlement date.

Options and futures are generally
considered to be derivative
securities.

REPURCHASE AGREEMENTS: An agreement      Typically, we use repurchase agreements
between a buyer of securities, such as   as a short-term investment for our cash
the Portfolio, and a seller of           position. In order to enter into
securities, in which the seller agrees   repurchase agreements, the Portfolio
to buy the securities back within a      must have collateral of at least 102%
specified time at the same price the     of the repurchase price. Except when we
buyer paid for them, plus an amount      believe a temporary defensive approach
equal to an agreed upon interest rate.   is appropriate, the Portfolio will not
Repurchase agreements are often viewed   hold more than 5% of its total assets
as equivalent to cash.                   in cash or other short-term
                                         investments. All short-term investments
                                         will be rated AAA by Standard & Poor's
                                         or Aaa by Moody's Investors Service or
                                         if unrated, be of comparable quality,
                                         based on our evaluation. The Portfolio
                                         will only enter into repurchase
                                         agreements in which the collateral is
                                         U.S. government securities.

INVESTMENT COMPANY SECURITIES: In some   The Portfolio may hold investment
countries, investments by U.S. mutual    company securities if the Portfolio's
funds are generally made by purchasing   managers believe the country offers
shares of investment companies that in   good investment opportunities. Such
turn invest in the securities of such    investment companies may be open-end or
countries.                               closed-end investment companies. These
                                         investments involve an indirect payment
                                         by a Portfolio's shareholders of a
                                         portion of the expenses of the other
                                         investment companies, including their
                                         advisory fees.

FOREIGN CURRENCY TRANSACTIONS: A         Although the Portfolio values its
forward foreign currency exchange        assets daily in U.S. dollars, it does
contract involves an obligation to       not intend to convert its holdings of
purchase or sell a specific currency     foreign currencies into U.S. dollars on
on a fixed future date at a price that   a daily basis. The Portfolio is
is set at the time of the contract.      permitted to, however, from time to
The future date may be any number of     time, purchase or sell foreign
days from the date of the contract as    currencies and/or engage in forward
agreed by the parties involved.          foreign currency exchange transactions.
                                         The Portfolio may conduct its foreign
                                         currency transactions on a cash basis
                                         at the rate prevailing in the foreign
                                         currency exchange market or through a
                                         forward foreign currency exchange
                                         contract or forward contract.

                                         We may use forward contracts for
                                         defensive hedging purposes to attempt
                                         to protect the value of the Portfolio's
                                         current security or currency holdings.
                                         We may also use forward contracts if it
                                         has agreed to sell a security and wants
                                         to "lock-in" the price of that
                                         security, in terms of U.S. dollars.
                                         Investors should be aware of the costs
                                         of currency conversion. We will not use
                                         forward contracts for speculative
                                         purposes. Despite the ability to
                                         utilize foreign currency transactions
                                         as described above, the Portfolio does
                                         not currently intend to use such
                                         transactions often and may determine
                                         not to use foreign currency
                                         transactions at all.

RESTRICTED SECURITIES: Privately         We may invest in privately placed
placed securities whose resale is        securities, including those that are
restricted under U.S. securities laws.   eligible for resale only among certain
                                         institutional buyers without
                                         registration, commonly known as "Rule
                                         144A Securities." Restricted securities
                                         that are determined to be illiquid may
                                         not exceed the Portfolio's 15% limit on
                                         illiquid securities. We may invest
                                         without limitation in Rule 144A
                                         Securities that are deemed to be
                                         liquid.

ILLIQUID SECURITIES: Securities that     We may invest up to 15% of the
do not have a ready market, and cannot   Portfolio's net assets in illiquid
be sold within seven days at             securities.
approximately the price at which a
fund has valued them.

The Global Real Estate Securities Portfolio may also invest in rights and warrants to purchase common stocks, convertible securities, including enhanced convertible securities, as well as preferred stocks, mortgage-backed securities, U.S. government securities and zero coupon bonds. Please see the Statement of Additional Information (SAI) for additional descriptions and risk information on these and other securities as well as those listed in the table above. You can also find additional information about the investments in the Portfolio in the annual or semi-annual shareholder reports.

LENDING SECURITIES

The Portfolio may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for use in their securities transactions. Borrowers of the Portfolio's securities must provide collateral to the Portfolio and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Portfolio.

BORROWING FROM BANKS

The Portfolio may borrow money from banks as a temporary measure for extraordinary purposes or to facilitate redemptions. The Portfolio will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Portfolio being unable to meet its investment objective.

TEMPORARY DEFENSIVE POSITIONS

For temporary defensive purposes, we may hold a substantial part of the Portfolio's assets in cash or cash equivalents. To the extent that the Portfolio holds such instruments, it may be unable to achieve its investment objectives.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Portfolio may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Portfolio will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

PORTFOLIO TURNOVER

We anticipate that the Portfolio's annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Portfolio bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

THE RISKS OF INVESTING IN THE PORTFOLIO

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Portfolio, you should carefully evaluate the risks. Because of the nature of the Portfolio, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Portfolio. Please see the SAI for further discussion of these risks and other risks not discussed here.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
MARKET RISK is the risk that     We maintain a long-term investment approach and
all or a majority of the         focus on securities we believe can appreciate
securities in a certain market   over an extended time frame regardless of
- like the stock or bond         interim market fluctuations. We do not try to
market - will decline in value   predict overall market movements. Although we
because of factors such as       may hold securities for any amount of time, we
economic conditions, future      generally do not trade for short-term purposes.
expectations or investor
confidence.                      We may hold a substantial part of the
                                 Portfolio's assets in cash or cash equivalents as a temporary, defensive strategy.

INDUSTRY AND SECURITY RISK:      In the Portfolio we intend to hold a number of
Industry risk is the risk that   different individual securities, seeking to
the value of securities in a     manage security risk. However, we do
particular industry will         concentrate on the real estate industry. As a
decline because of changing      consequence, the share price of the Portfolio
expectations for the             may fluctuate in response to factors affecting
performance of that industry.    that industry, and may fluctuate more widely
                                 than a portfolio that invests in a broader
Securities risk is the risk      range of industries. The Portfolio may be more
that the value of an             susceptible to any single economic political or
individual stock or bond will    regulatory occurrence affecting the real estate
decline because of changing      industry.
expectations for the
performance of the individual
company issuing the stock or
bond.

INTEREST RATE RISK is the risk   The Portfolio is subject to interest rate risk.
that securities will decrease    If the Portfolio invests in REITs or other
in value if interest rates       companies that hold fixed rate obligations, we
rise.                            would expect the value of those investments to
                                 decrease if interest rates rise and increase if interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REIT or other companies that hold fixed rate obligations. We strive to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those we are considering for purchase.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
REAL ESTATE INDUSTRY RISKS       Since we invest principally in companies in the
include among others:            real estate and real estate-related sectors,
                                 the Portfolio is subject to the risks
o    possible declines in the    associated with the real estate industry. We
     value of real estate;       will strive to manage these risks through
                                 careful selection of individual securities;
o    risks related to economic   however, investors should carefully consider
     conditions;                 these risks before investing in the Portfolio.

o    possible shortage of
     mortgage funds;

o    overbuilding and extended
     vacancies;

o    increased competition;

o    changes in property
     taxes, operating expenses
     or zoning laws;

o    costs of environmental
     clean-up, or damages from
     natural disasters;

o    limitations or
     fluctuations in rent
     payments;

o    cashflow fluctuations;
     and

o    defaults by borrowers.

REITs are also subject to the
risk of failing to qualify for
tax-free pass-through of
income under the Internal
Revenue Code and/or failing to
qualify for an exemption from
registration as an investment
company under the Investment
Company Act of 1940.

FOREIGN RISK is the risk that    We plan on investing the Portfolio's assets in
foreign securities may be        foreign securities, and we strive to manage the
adversely affected by            risks involved with investing in foreign
political instability, changes   securities as detailed below and in the SAI.
in currency exchange rates,
foreign economic conditions,
inadequate regulatory and
accounting standards, or other
risks as described in more
detail below.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
EMERGING MARKETS RISK is the     We may invest in emerging market securities.
possibility that the risks       Striving to manage this risk, we carefully
associated with international    screen securities within emerging markets and
investing will be greater in     attempt to consider material risks associated
emerging markets than in more    with an individual company or issuer.
developed foreign markets
because, among other things,
emerging markets may have less
stable political and economic
environments. In addition, in
many emerging markets, there
is substantially less publicly
available information about
issuers and the information
about issuers and the
information that is available
tends to be of a lesser
quality. Economic structures
and markets tend to be less
mature and diverse and the
securities markets which are
subject to less government
regulation or supervision may
also be smaller, less liquid
and subject to greater price
volatility.

POLITICAL RISK is the risk       We evaluate the political situations in the
that countries or an entire      countries where we invest and take into account
region may experience            any potential risks before we select securities
political instability. This      for the Portfolio. However, there is no way to
may cause greater fluctuation    eliminate political risk when investing
in the value and liquidity of    internationally. In emerging markets political
investments due to changes in    risk is typically more likely to affect the
currency exchange rates,         economy and share prices than in developed
governmental seizures or         markets.
nationalization of assets.

CURRENCY RISK is the risk that   We may try to hedge the Portfolio's currency
the value of a fund's            risk by purchasing foreign currency exchange
investments may be negatively    contracts. If we agree to purchase or sell
affected by changes in foreign   foreign securities at a pre-set price on a
currency exchange rates.         future date, we may attempt to protect the
Adverse changes in exchange      value of a security the Portfolio owns from
rates may reduce or eliminate    future changes in currency rates. If we have
any gains produced by            agreed to purchase or sell a security, the
investments that are             Portfolio may also use foreign currency
denominated in foreign           exchange contracts to "lock-in" the security's
currencies and may increase      price in terms of U.S. dollars or another
any losses.                      applicable currency. We may use forward
                                 currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Portfolio will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.

INFORMATION RISK is the risk     We conduct fundamental research on the
that foreign companies may be    companies we invest in rather than relying
subject to different             solely on information available through
accounting, auditing and         financial reporting. As part of our worldwide
financial reporting standards    research process, we emphasize meetings or
than U.S. companies. There may   direct contact with company officials. The
be less information available    Portfolio's managers believe this will help
about foreign issuers than       them to better uncover any potential weaknesses
domestic issuers. Furthermore,   in individual companies.
regulatory oversight of
foreign issuers may be less
stringent or less consistently
applied than in the U.S.

             RISKS                         HOW WE STRIVE TO MANAGE THEM
------------------------------   -----------------------------------------------
INEFFICIENT MARKET RISK is the   We will attempt to reduce these risks by
risk that foreign markets may    investing in a number of different countries,
be less liquid, have greater     noting trends in the economy, industries and
price volatility, less           financial markets.
regulation and higher
transaction costs than U.S.
markets.

SMALL COMPANY RISK is the risk   We may invest in small companies and would be
that prices of smaller           subject to this risk. Although we typically
companies may be more volatile   hold a number of different stocks in order to
than larger companies because    reduce the impact that one small company stock
of limited financial resources   would have on the Portfolio, because this is a
or dependence on narrow          non-diversified Portfolio, it is possible that
product lines.                   a smaller company holding could be a
                                 significant holding and subject the Portfolio to greater risk. We attempt to reduce this risk by diversifying the Portfolio's investments.

TRANSACTION COSTS RISK relates   The Portfolio is subject to this risk. We
to the costs of buying,          strive to monitor transaction costs and to
selling and holding foreign      choose an efficient trading strategy for the
securities, including            Portfolio.
brokerage, tax and custody
costs, which may be higher
than those involved in U.S.
securities transactions.

NON-DIVERSIFIED FUNDS:           The Portfolio is a non-diversified fund and is
Non-diversified investment       subject to this risk. Nevertheless, we
companies have the flexibility   typically hold securities from a variety of
to invest as much as 50% of      different issuers, representing different
their assets in as few as two    sectors of the real estate industry. We also
issuers with no single issuer    perform extensive analysis on all securities.
accounting for more than 25%     We are particularly diligent in reviewing
of the portfolio. The            securities that represent a larger percentage
remaining 50% of the portfolio   of portfolio assets.
must be diversified so that no
more than 5% of a fund's
assets are invested in the
securities of a single issuer.
Because a non-diversified fund
may invest its assets in fewer
issuers, the value of fund
shares may increase or
decrease more rapidly than if
the fund were fully
diversified.

LIQUIDITY RISK is the            We limit exposure to illiquid securities to no
possibility that securities      more than 15% of the Portfolio's net assets.
cannot be readily sold within
seven days at approximately
the price that a fund has
valued them.

FUTURES AND OPTIONS RISK is      The Portfolio may use futures contracts and
the possibility that a fund      options on futures contracts, as well as
may experience a loss if it      options on securities for hedging purposes. We
employs an options or futures    limit the amount of the Portfolio's assets that
strategy related to a security   may be committed to these strategies. Our
or a market index and that       obligations related to futures and options
security or index moves in the   transactions will not exceed 20% of the
opposite direction from what     Portfolio's total assets and we will not enter
the manager anticipated.         into additional futures contracts or options on
Futures and options also         them if more than 5% of the Portfolio's assets
involve additional expenses,     would be required as margin deposits or
which could reduce any benefit   premiums on the options. There is no assurance
or increase any loss that the    that such strategies will be successful or that
Portfolio experiences from       the Portfolio will necessarily utilize such
using the strategy.              strategies.

DISCLOSURES OF PORTFOLIO HOLDINGS INFORMATION

A description of the Portfolio's policies and procedures with respect to the disclosure of the portfolio securities is available in the Portfolio SAI.

WHO MANAGES THE PORTFOLIO

INVESTMENT MANAGER

The Portfolio is managed by Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Portfolio, manages the Portfolio's business affairs and provides daily administrative services. For its services to the Portfolio, the Manager is paid a management fee of [__]% of average daily net assets.

The Portfolio has not yet commenced operations as of the date of this Prospectus. A discussion of the basis for the Board of Trustees' annual approval of the Portfolio's investment advisory contract will be available in future annual or semiannual reports to shareholders of the Portfolio.

PORTFOLIO MANAGERS

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for The Global Real Estate Securities Portfolio. When making investment decisions for the Portfolio, Mr. Zenouzi regularly consults with Damon J. Andres.

BABAK (BOB) ZENOUZI, Senior Vice President/Senior Portfolio Manager, rejoined Delaware Investments in May 2006. Mr. Zenouzi previously worked at Delaware Investments from 1992 to 1999, where he served as a portfolio manager. He returned to the firm to lead the REIT group, including the team, its products and process, and to serve as lead portfolio manager for the firm's Dividend Income products, which he was instrumental in creating. Mr. Zenouzi worked at Chartwell Investment Partners (Chartwell) from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell's Small Cap Value Fund. Previously, he held several positions in accounting and financial analysis with The Boston Company. Mr. Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

DAMON J. ANDRES, Vice President/Senior Portfolio Manager, joined Delaware Investments in 1994 and currently serves as a portfolio manager for REIT investments and convertibles. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates, Inc. Mr. Andres earned a bachelor's degree in business administration with an emphasis in finance and accounting from the University of Richmond. Mr. Andres is a CFA charterholder.

The SAI for the Portfolio provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Portfolio shares.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Portfolio.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING AND SERVICING THE PORTFOLIO]

                                   BOARD OF TRUSTEES
INVESTMENT MANAGER                                          CUSTODIAN
Delaware Management Company                                 Mellon Bank, N.A.
2005 Market Street                                          One Mellon Center
Philadelphia, PA 19103-7094          THE PORTFOLIO          Pittsburgh, PA 15258

        DISTRIBUTOR                               SERVICE AGENT
        Delaware Distributors, L.P.               Delaware Service Company, Inc.
        2005 Market Street                        2005 Market Street
        Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

PORTFOLIO MANAGERS
(see page [__] for details)

                               FINANCIAL ADVISORS

                                  SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund's investment manager and distributor. However, the Portfolio relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the Distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the Portfolio's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

The shareholder services described in this section are generally provided to the sponsor or trustee of the defined contribution plan that has invested in Class P Shares on behalf of the participants in the plan. Participants in a defined contribution plan that has invested in Class P Shares should contact their employer (or the party designated by their employer) for information about their investment in Class P Shares or their investment options.

Reports and Other Services. The Portfolio will provide shareholders with the following information:

     o    Audited annual financial reports.

     o    Unaudited semi-annual financial reports.

     o Detailed monthly appraisals of the status of their account and a complete review of portfolio assets, performance results and other pertinent data.

A dedicated telephone number, 800 266-3816 is available for inquiries from plan sponsors during normal business hours. The net asset values for the Class P Shares of the Portfolio may also be obtained by calling this number. Written correspondence should be addressed to:

                              Delaware Investments
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                     Attention: IO Sales and Client Services

Participants in a defined contribution plan that has invested in Class P Shares should contact their plan's recordkeeper for information about their account.

HOW TO PURCHASE SHARES. Class P Shares of the Portfolio are offered directly to defined contribution plans making an initial investment of $5 million or more or to plans not meeting the minimum initial investment criteria but in which total assets in the plan equal or exceed $100 million. Plan sponsors will be asked to certify as to the plan's eligibility to invest in the P Class when opening an account.

Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing Class P Shares of the Portfolio as part of their retirement program should contact their employer for details.

PURCHASE PRICE. Shares may be purchased by eligible investors at the Portfolio's net asset value per share (NAV), which is normally calculated as of the close of the New York Stock Exchange's (NYSE) regular trading hours (ordinarily 4:00 P.M. Eastern Time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

In addition, Portfolio service providers have entered into agreements with certain authorized agents to allow such agents to accept purchase orders on the Portfolio's behalf. For purposes of pricing, a purchase order will be deemed to be accepted by the Portfolio when such authorized agent accepts the order on behalf of the Portfolio pursuant to the terms of its agreement. Among other things, there are certain terms in the agreement which give the Portfolio assurances that the agent has received a purchase order before the close of the NYSE's regular trading hours in order to receive that day's NAV. We reserve the right to reject any purchase order.

HOW TO PURCHASE SHARES BY FEDERAL FUNDS WIRE. Purchases of Class P Shares of the Portfolio may be made by having your bank wire Federal Funds to Bank of New York as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

o First, complete the Account Registration Form and send it via facsimile to 215 255-1234 or mail it to:

                           Delaware Investments
                           2005 Market Street
                           Philadelphia, PA 19103-7094
                           Attn: IO Sales and Client Services

o Second, telephone the Portfolio at 800 266-3816 (or contact the Portfolio via email, facsimile or other means acceptable to the Portfolio) and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio(s) selected, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Portfolio account number.

o Third, instruct your bank to wire the specified purchase amount of Federal Funds to Bank of New York, ABA #021000018, Bank Account #8900403748. The funds should be sent to the attention of Delaware Pooled Trust (be sure to have your bank include the name and class of shares of the Portfolio, the account number assigned to you and your account name). Federal Funds purchase orders will be accepted only on a day on which the Portfolio, the NYSE, Bank of New York and the Portfolio's Custodian are open for business.

HOW TO PURCHASE SHARES BY MAIL. Purchases of Class P Shares of the Portfolio may also be made by mailing a check payable to The Global Real Estate Securities Portfolio Class P to the above address. Please be sure to complete the Account Registration Form and deliver it along with your check.

ADDITIONAL INVESTMENTS. You may add to your account at any time and in any amount. Procedures are the same as those to be followed for a new account.

IN-KIND PURCHASES. The Portfolio, in its sole discretion, may permit investors to make an investment by a contribution of securities in-kind or by following another procedure that will have the same economic effect as an in-kind purchase. In either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. The purchase price per share for investors purchasing shares by an in-kind procedure or by such other permitted procedure shall be the NAV next determined after acceptance by the Portfolio of the investor's purchase order. Investors wishing to make an investment by a contribution of securities in-kind should contact the Portfolio at 800 231-8002 to determine whether the Portfolio's advisor will agree to accept the investor's proposed in-kind contribution and, if so, to make appropriate arrangements to settle the transaction. The assets provided to the Portfolio pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's NAV.

HOW TO REDEEM SHARES

Redemption requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below.

The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio. Class P Shares of the Portfolio may, under certain circumstances, be required to be redeemed in-kind in portfolio securities, as noted below.

HOW TO REDEEM SHARES BY MAIL OR FAX MESSAGE

The Portfolio will redeem its Class P Shares at the NAV next determined after the request is received in "good order." "Good order" for purposes of mail or facsimile message redemptions means that the request to redeem must include the following documentation:

o A letter of instruction specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) exactly as it appears on the Account Registration Form.

o If you wish to change the name of the commercial bank or account designation to receive the redemption proceeds as provided in the Account Registration Form, a separate written request must be submitted to the Portfolio at the address listed below. Under certain circumstances, the Portfolio may require that a signature guarantee accompany your request. Copies of the request must be sent to both the current commercial bank and the new designee bank. Prior to redemption, the Portfolio will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Portfolio.

                             Send your requests to:
                              Delaware Investments
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                       Attn: IO Sales and Client Services

                               Fax # 215 255-1234

Please call the Portfolio at 800 266-3816 to inform Client Services of your intent to send a facsimile message.

HOW TO REDEEM SHARES BY TELEPHONE

"Good order" for purposes of telephone redemptions means that the request to redeem must adhere to the following procedures:

o If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares (either by specifying the number of shares or dollar amount to be redeemed) by calling the Portfolio at 800 231-8002 and requesting the redemption proceeds be wired to the commercial bank or account designation identified on the Account Registration Form.

o Shares cannot be redeemed by telephone if stock certificates are held for those shares, or in instances when the in-kind redemption procedures are triggered, as described below. Please contact the Portfolio for further details.

o In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or facsimile message pursuant to the procedures described above.

o The Portfolio's telephone redemption privileges and procedures may be modified or terminated by the Portfolio only upon written notice to the Portfolio's shareholders.

o To change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account Registration Form or otherwise, a written request must be sent to the Portfolio at the address above. The request will be processed pursuant to the procedures described in the second bullet point under "How to Redeem Shares by Mail or Fax Message."

In addition, Portfolio service providers have entered into agreements with certain authorized agents to allow such agents to accept redemption orders on the Portfolio's behalf. For purposes of pricing, a redemption order will be deemed to be received in "good order" when such authorized agent accepts the order on behalf of the Portfolio pursuant to the terms of its agreement. Among other things, there are certain terms in the agreement which give the Portfolio assurances that the agent has received a redemption order before the close of the NYSE's regular trading hours in order to receive that day's NAV.

REDEMPTIONS IN-KIND OR SIMILAR PROCEDURES. Institutions proposing to redeem an amount which, at the time they notify the Fund of their intention to redeem (as described below), would constitute 5% or more of the assets of the Portfolio will, under normal circumstances, and if applicable law permits, be required to accept their redemption proceeds in-kind in Portfolio securities, unless they elect another procedure which will have the same economic effect as an in-kind redemption. In either case, an investor that is required to redeem shares pursuant to this election will bear the brokerage or other transaction costs of selling the Portfolio securities representing the value of their redeemed shares.

Eligible investors who have an existing investment counseling relationship with the Manager or its affiliates, will not be subject to the Portfolio's in-kind redemption requirements until such time as the Portfolio receives appropriate regulatory approvals to permit such redemptions for the account of such eligible investors.

IMPORTANT REDEMPTION INFORMATION. Because the Portfolio's shares are sold to institutions with a relatively high investment minimum, Portfolio shareholders likely will hold a significant number of Portfolio shares. For this reason, the Portfolio requests that shareholders proposing to make a large redemption order give the Portfolio at least ten days advance notice of any such order. This request can easily be satisfied by calling the Portfolio at 800 231-8002, and giving notification of your future intentions.

Once a formal redemption order is received in good order, the Portfolio, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Portfolio may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the SEC. As described above, the Portfolio may also pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the SEC.

Due to the relatively high cost of maintaining shareholder accounts, the Portfolio reserves the right to redeem shares in the Portfolio if the value of your holdings in that Portfolio is below $500,000. The Portfolio, however, will not redeem shares based solely upon market reductions in NAV. If the Portfolio intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.

DEALER COMPENSATION
The financial advisor that sells you shares of the Portfolio may be eligible to receive a maximum 12b-1 fee of [ ]% of average daily net assets as compensation for your investment in the Portfolio. This amount is paid by the Distributor to the securities dealer with whom your financial advisor is associated.

PAYMENTS TO INTERMEDIARIES
The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries ("Financial Intermediaries") in connection with the sale or retention of Portfolio shares and/or shareholder servicing, including providing the Portfolio with "shelf space" or a higher profile with the Financial Intermediary's consultants, sales persons and customers ("distribution assistance"). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosures provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value or the price of the Portfolio's shares.

For more information, please see the Portfolio's SAI.

VALUATION OF SHARES

The price of a Portfolio's shares is based on the Portfolio's NAV per share. We determine a Portfolio's NAV per share at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. We calculate this value by adding the market value of all the securities and assets in each Portfolio's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV per share. We generally price securities and other assets for which market quotations are readily available at their market value. For Portfolios that invest primarily in foreign securities, the NAV may change on days when the shareholders will not be able to purchase or redeem Portfolio shares. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. We price any fixed-income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolio anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Portfolio may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Portfolio's Board has delegated responsibility for valuing the Portfolio's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

EXCHANGE PRIVILEGE. Class P Shares of the Portfolio may be exchanged for Class A shares of the other Delaware Investments(R) Funds based on the respective net asset values of the shares involved. In addition, Class A shares of other Delaware Investments(R) Funds may be exchanged for Class P Shares of the Portfolio, subject to satisfying the Class P Shares' eligibility requirements. An exchange would be considered a taxable event in instances where a shareholder is subject to tax. Defined contribution plans are generally not subject to tax and participants in a defined contribution plan are generally not subject to tax until they make a withdrawal from their plan account. The Portfolio reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to shareholders.

DOCUMENT DELIVERY
If you have an account in the same Delaware Pooled Trust Portfolio as another member of your household, we send your household one copy of the Portfolio's prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Portfolio. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

FREQUENT TRADING OF PORTFOLIO SHARES
The Portfolio discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Portfolio's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Portfolio and its shareholders, such as market timing. The Portfolio will consider anyone who follows a pattern of market timing in any Delaware Investments(R) Fund or Delaware Pooled Trust Portfolio to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term "roundtrips" - that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Portfolio will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares through the exchange privilege. The Portfolio reserves the right to consider other trading patterns to be market timing.

Your ability to use the Portfolio's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Portfolio reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Portfolio's market timing policy are not necessarily deemed accepted by the Portfolio and may be rejected by the Portfolio on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Portfolio's current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

The Portfolio reserves the right to modify this policy at any time without notice, including modifications to the Portfolio's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Portfolio's market timing policy does not require the Portfolio to take action in response to frequent trading activity. If the Portfolio elects not to take any action in response to frequent trading, such frequent trading and market timing activity could continue.

RISKS OF MARKET TIMING
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Portfolio's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Portfolio's shares may also force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Portfolio's performance, if, for example, the Portfolio incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the Portfolio's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

TRANSACTION MONITORING PROCEDURES
The Portfolio, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Portfolio shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Portfolio's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Portfolio may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Portfolio, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Portfolio will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Portfolio may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Portfolio shares.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Portfolio and its agents to detect market timing in Portfolio shares, there is no guarantee that the Portfolio will be able to identify these shareholders or curtail their trading practices. In particular, the Portfolio may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Portfolio shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions. The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolio expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Portfolio will also distribute capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Portfolio shares for shares of a different Delaware Investments(R) Fund is the same as a sale.

By law, if you do not provide the Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Portfolio distributions and gains from the sale or exchange of your Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty rate or U.S. or estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors may also be subject to U.S. tax as if he or she were a U.S. person on distributions from the Portfolio attributable to gain from disposition of U.S real property interest as discussed in the SAI for the Portfolio.

THIS DISCUSSION OF "DIVIDENDS, DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

CERTAIN MANAGEMENT CONSIDERATIONS

MANAGER OF MANAGERS STRUCTURE
At a shareholder meeting held on March 23, 2005 (or as adjourned), the Portfolio's shareholders approved a "manager of managers" structure that would permit the Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements with respect to the Portfolio, subject to Board approval but without shareholder approval (the "Manager of Managers Structure"). While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Portfolio, the Manager may, in the future, recommend to the Portfolio's Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Portfolio's portfolio if it believes that doing so would be likely to enhance the Portfolio's performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers Structure with respect to the Portfolio is contingent upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers Structure with respect to the Portfolio may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Portfolio's application for an exemptive order or adopt such a rule.

The Manager of Managers Structure would enable the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The Manager of Managers Structure would not permit investment management fees paid by the Portfolio to be increased without shareholder approval or change the Manager's responsibilities to the Portfolio, including the Manager's responsibility for all advisory services furnished by a sub-advisor.

FINANCIAL HIGHLIGHTS

Because the Portfolio is new, it has no financial history.

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

APPRECIATION
An increase in the value of an investment.

CAPITAL
The amount of money you invest.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO (P/E)
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

RUSSELL 2000 GROWTH INDEX
Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. These stocks are selected from the 2000 smallest companies in the Russell 3000 Index, which represent approximately 10% of the total market capitalization of the Russell 3000 Index.

SALES CHARGE
A commission that is charged on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

SHARE CLASSES
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
A document that provides more information about a fund's organization, management, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE POOLED TRUST - THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS IS AVAILABLE in the Portfolio's annual and semiannual reports to shareholders. In the Portfolio's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the period covered by the report. You can find more detailed information about the Portfolio in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolio, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Portfolio's SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Portfolio's internet Web site (www.delawareinvestments.com/institutional). You may also obtain additional information about the Portfolio from your financial advisor.

You can find reports and other information about the Portfolio on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolio, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

WEB SITE
www.delawareinvestments.com/institutional

E-MAIL
PooledTrust@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 231-8002

o For Portfolio information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

DELAWARE POOLED TRUST - THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                                  CUSIP   NASDAQ
                                                                  -----   ------
Class P                                                            [__]     [__]

Investment Company Act file number: 811-06322

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY [_], 2007

                              DELAWARE POOLED TRUST

                   THE GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

     This Statement of Additional Information ("Part B") describes shares of The Global Real Estate Securities Portfolio (the "Portfolio"), which is a series of the Delaware Pooled Trust (the "Trust"). The Portfolio offers Original Class Shares and Class P Shares (together, the "Shares"). The Portfolio's investment advisor is Delaware Management Company, a series of Delaware Management Business Trust (the "Manager").

     This Part B supplements the information contained in the current Prospectuses for the Portfolio, dated January [_], 2007, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectus. This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Portfolio's national distributor, Delaware Distributors, L.P. (the "Distributor"), at 2005 Market Street, Philadelphia, PA 19103-7094 or by calling 800 523-1918. The Portfolio's financial statements, the notes relating thereto, the financial highlights and the report of the independent registered public accounting firm are incorporated by reference from the Annual and Semi-annual Reports, when available, into this Part B. The Annual and Semi-annual Reports, when available, will accompany any request for Part B. The Annual and Semi-annual Reports, when available, can be obtained, without charge, by writing to Delaware Pooled Trust at 2005 Market Street, Philadelphia, PA 19103-7094, Attn: Client Services or by calling the Trust at 800 231-8002.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
COVER PAGE
FUND HISTORY
INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
INVESTMENT STRATEGIES AND RISKS
DISCLOSURE OF PORTFOLIO HOLDINGS
MANAGEMENT OF THE TRUST
INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
PORTFOLIO MANAGERS
TRADING PRACTICES AND BROKERAGE
CAPITAL STOCK
PURCHASING SHARES
INVESTMENT PLANS
DETERMINING OFFERING PRICE AND NET ASSET VALUE
REDEMPTION
DIVIDENDS, DISTRIBUTIONS AND TAXES
PERFORMANCE INFORMATION
FINANCIAL STATEMENTS
PRINCIPAL HOLDERS
APPENDIX A - DESCRIPTION OF RATINGS
APPENDIX B - STOCK INDEX FUTURES CONTRACTS AND
OPTIONS

                                  FUND HISTORY

     The Trust was originally organized under the laws of the State of Maryland on May 30, 1991 and reorganized as a Delaware statutory trust on December 15, 1999.

CLASSIFICATION

     The Portfolio is an open-end management investment company. The Portfolio is "non-diversified" as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A non-diversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by the Portfolio may affect a larger portion of overall assets and subject the Portfolio to greater risks.

                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVE

     The Portfolio's investment objective is described in the Prospectuses. The Portfolio's investment objective is non-fundamental, and may be changed without shareholder approval. However, the Trust's Board of Trustees must approve any changes to non-fundamental investment objectives and the Portfolio will notify shareholders prior to a change in the Portfolio's investment objective.

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Trust has adopted the following restrictions for the Portfolio, which cannot be changed without approval by the holders of a "majority" of the Portfolio's outstanding shares, which is a vote by the holders of the lesser of
(i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     THE PORTFOLIO SHALL NOT:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from concentrating its investments in the real estate industry or related industries or investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     In addition to the fundamental investment restrictions described above, and the various general investment policies described in the prospectus, the Portfolio will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1. The Portfolio is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Portfolio may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. The Portfolio shall not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

                                      * * *

     For purposes of the Portfolio's concentration policy, the Portfolio intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

PORTFOLIO TURNOVER
     Portfolio trading will be undertaken principally to accomplish the Portfolio's investment objective. The Portfolio is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Portfolio's investment objective. The Portfolio will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving the Portfolio's investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the Portfolio. A turnover rate of 100% would occur, for example, if all of the Portfolio's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of the Portfolio's shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Portfolio may hold securities for any period of time.

     The Portfolio generally expects to have a portfolio turnover rate below
100%.

                         INVESTMENT STRATEGIES AND RISKS

     The Portfolio's investment objectives, strategies and risks are described in the Prospectus. Certain additional information is provided below. All investment strategies of the Portfolio are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

CONVERTIBLE DEBT AND NON-TRADITIONAL EQUITY SECURITIES

     A portion of the Portfolio's assets may be invested in convertible securities. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible debt securities provide a fixed-income stream and the opportunity, through a conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     The Portfolio may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Portfolio, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Portfolio may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

DEPOSITARY RECEIPTS

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and

"unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

EURO

     On January 1, 1999, the European Economic and Monetary Union implemented a new currency unit, the Euro, for eleven participating European countries. The countries that initially converted or tied their currencies to the Euro are Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Each participating country began using the Euro for currency transactions on July 1, 2002. This means that financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Participating governments are issuing their bonds in Euros, and the European Central Bank is managing monetary policy for participating countries.

     Because of the number of countries using this single currency, a significant portion of the assets of the Portfolio may be denominated in the Euro.

FOREIGN CURRENCY TRANSACTIONS

     Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     The Portfolio may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Portfolio will account for forward contracts by marking to market each day at daily exchange rates.

     The Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

     At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

     The Portfolio also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign securities held by the Portfolio and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Portfolio will be covered, which means that the Portfolio will own the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Portfolio will be required to pay upon exercise of the put.

     As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Portfolio's Prospectus, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Portfolio permit it to enter into forward foreign currency exchange contracts in order to hedge the Portfolio's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio's distributions paid to shareholders.

FUTURES

     The Portfolio may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities or foreign currencies, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Portfolio enters into a futures transaction, it must deliver to the futures commission merchant selected by the Portfolio an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Portfolio's custodian bank. Thereafter, a "variation margin" may be paid by the Portfolio to, or drawn by the Portfolio from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     In addition, when the Portfolio engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Portfolio with respect to such futures contracts.

     The Portfolio may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market.

     With respect to options on futures contracts, when the Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase.

     If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Portfolio will purchase a put option on a futures contract to hedge the Portfolio's portfolio against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Portfolio is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Portfolio had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Portfolio may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, the Portfolio may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

INVESTMENT COMPANY SECURITIES

     Any investments that the Portfolio makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve the Portfolio's pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Portfolio generally may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Portfolio's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Portfolio's total assets in shares of other investment companies. These percentage limitations also apply to the Portfolio's investments in unregistered investment companies.

MORTGAGE-BACKED SECURITIES

     The Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. Those securities include, but are not limited to, Government National Mortgage Association ("GNMA") certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

     The Portfolio also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Portfolio may invest are considered by the SEC to be investment companies, the Portfolio will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

     The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Portfolio may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

     Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Portfolio may invest.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Portfolio's net assets.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Portfolio may invest in such private-backed securities but, the Portfolio will do so only if: (i) the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, they are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency.

OPTIONS

     The Portfolio may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

     The Portfolio may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Portfolio's ability to effectively hedge its securities. The Portfolio will not, however, invest more than 15% of its net assets in illiquid securities.

     PURCHASING CALL OPTIONS: The Portfolio may purchase call options to the extent that premiums paid by the Portfolio do not aggregate more than 2% of the Portfolio's total assets.

     When the Portfolio purchases a call option, in return for a premium paid by the Portfolio to the writer of the option, the Portfolio obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Portfolio may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Portfolio may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Portfolio will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Portfolio will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Portfolio will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Portfolio may expire without any value to the Portfolio.

     PURCHASING PUT OPTIONS: The Portfolio may invest up to 2% of its total assets in the purchase of put options. The Portfolio will, at all times during which it holds a put option, own the security covered by such option.

     A put option purchased by the Portfolio gives it the right to sell one of its securities for an agreed price up to an agreed date. The Portfolio intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Portfolio to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Portfolio will lose the value of the premium paid. The Portfolio may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Portfolio may sell a put option purchased on individual portfolio securities. Additionally, the Portfolio may enter into closing sale transactions. A closing sale transaction is one in which the Portfolio, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

OPTIONS ON FOREIGN CURRENCIES

     The Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, the Portfolio will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Portfolio will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Portfolio has purchased a closing put of the same series as the one previously written.

     In order to comply with the securities laws of one state, the Portfolio will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Portfolio's net assets. Should state laws change or the Trust receives a waiver of its application for the Portfolio, the Portfolio reserves the right to increase this percentage.

OPTIONS ON STOCK INDICES

     A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor's 500(R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

     The Portfolio's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Portfolio's portfolio securities. Since the Portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Portfolio bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Portfolio's ability effectively to hedge its securities. The Portfolio will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Portfolio will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

PORTFOLIO LOAN TRANSACTIONS

     The Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Portfolio from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio; 3) the Portfolio must be able to terminate the loan after notice, at any time; 4) the Portfolio must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Portfolio may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Trustees of the Trust knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which the Portfolio would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Portfolio will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

REAL ESTATE INVESTMENT TRUSTS (REITS)

     The Portfolio's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include U.S. long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by U.S. federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

REPURCHASE AGREEMENTS

     While the Portfolio is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

     The funds in the Delaware Investments family (each a "Delaware Investments Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption from the SEC (the "Order") from the joint-transaction prohibitions of
Section 17(d) of the 1940 Act to allow certain Delaware Investments(R) Funds jointly to invest cash balances. The Portfolio may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

     A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Portfolio, if any, would be the difference between the repurchase price and the market value of the security. The Portfolio will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, the Portfolio must have collateral of at least 102% of the repurchase price, including the portion representing a Portfolio's yield under such agreements which is monitored on a daily basis.

RULE 144A SECURITIES

     The Portfolio may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A Securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that the Portfolio has no more than 15% of its net assets in illiquid securities.

SHORT-TERM INVESTMENTS

     The short-term investments in which the Portfolio may invest include:

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the net assets of the Portfolio Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     The Portfolio will not invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally recognized statistical rating organization;

     (2) Commercial paper with the highest quality rating by a nationally recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

     (3) Short-term corporate obligations with the highest quality rating by a nationally recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

     (4) U.S. government securities (see "U.S. Government Securities"); and

     (5) Repurchase agreements collateralized by securities listed above; and

U.S. GOVERNMENT SECURITIES

     The U.S. government securities in which the Portfolio may invest for temporary purposes and otherwise (see "Investment Restrictions" and the Prospectus for additional information), include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase only certain limited amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

     Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.

WARRANTS

     The Portfolio may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Portfolio designates cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

ZERO COUPON AND PAY-IN-KIND BONDS

     Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value. Pay-In-Kind ("PIK") bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds and to have certain tax consequences which could, under certain circumstances, be adverse to the Portfolio. Investments in zero coupon or PIK bonds would require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount, timing and tax character of income distributed to you by the Portfolio.

SPECIAL RISK CONSIDERATIONS

     FOREIGN SECURITIES RISKS. The Portfolio has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

     In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

     Further, the Portfolio may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     EMERGING MARKETS SECURITIES RISKS. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Portfolio invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Portfolio may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     FOREIGN GOVERNMENT SECURITIES RISKS. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Portfolio may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

     RISKS RELATED TO ADDITIONAL INVESTMENT TECHNIQUES. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

     It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Portfolio has adopted a policy generally prohibiting providing portfolio holdings information to any person until after the Portfolio disseminates its monthly statement to shareholders. We provide a list of the Portfolio's holdings on the shareholder's monthly statement, and then afterwards portfolio holdings information will be made available to the public who can get such information via phone by calling 800 231-8002.

     Other entities, including institutional investors and intermediaries that distribute the Portfolio's shares, are generally treated similarly and are not provided with a Portfolios' holdings information in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Portfolio are provided with the Portfolio's holdings only to the extent necessary to perform services under agreements relating to the Portfolio.

     Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Portfolio or the Manager may receive portfolio holdings information more quickly than described above. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Portfolio shares or in shares of the Portfolio's securities holdings). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Portfolio, the Manager nor any affiliate receives any compensation or consideration with respect to these agreements.

     To protect shareholders' interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Portfolio's Chief Compliance Officer prior to such use.

     The Portfolio's Board of Trustees will be notified of any substantial changes to the foregoing procedures. The Portfolio's Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer on the adequacy of the Trust's compliance with these procedures.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments family of funds (each a "Delaware Investments(R) Fund" and together, the "Delaware Investments(R) Funds"). As of ________ __, 2006, the Trust's officers and Trustees owned less than [__]% of the outstanding shares of the Original Class of the Portfolio, and [__]% of the Class P Shares of the Portfolio. The Trust's Trustees and principal officers are noted below along with their dates of birth and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal.

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                 FUND COMPLEX
                                                                                                 OVERSEEN BY
                                                                                                   TRUSTEE/     OTHER DIRECTORSHIPS
NAME, ADDRESS AND         POSITION(S) HELD    LENGTH OF TIME   PRINCIPAL OCCUPATION(S) DURING      DIRECTOR        HELD BY TRUSTEE/
BIRTHDATE                  WITH THE TRUST         SERVED                PAST 5 YEARS              OR OFFICER    DIRECTOR OR OFFICER
----------------------   -----------------   ---------------   ------------------------------   -------------   -------------------
INTERESTED TRUSTEES

PATRICK P. COYNE(2)          Chairman,         Chairman and       Mr. Coyne has served in             83                None
2005 Market Street        President, Chief    Trustee since     various executive capacities
Philadelphia, PA 19103       Executive       August 16, 2006   at different times at Delaware
                            Officer and                                Investments(1)
April 14, 1963                Trustee         President and
                                             Chief Executive
                                              Officer since
                                              August 1, 2006

INDEPENDENT TRUSTEES

THOMAS L. BENNETT             Trustee          Since March           Private Investor -               83                None
2005 Market Street                              23, 2005          (March 2004 - Present)
Philadelphia, PA 19103
                                                                    Investment Manager -
October 4, 1947                                                     Morgan Stanley & Co.
                                                                 (January 1984 - March 2004)

JOHN A. FRY                   Trustee            4 Years                 President -                  83             Director -
2005 Market Street                                               Franklin & Marshall College                      Community Health
Philadelphia, PA 19103                                              (June 2002 - Present)                             Systems

May 28, 1960                                                     Executive Vice President -
                                                                 University of Pennsylvania
                                                                  (April 1995 - June 2002)

ANTHONY D. KNERR              Trustee            12 Years       Founder/Managing Director -           83                None
2005 Market Street                                               Anthony Knerr & Associates
Philadelphia, PA 19103                                             (Strategic Consulting)
                                                                      (1990 - Present)
December 7, 1938

LUCINDA S. LANDRETH           Trustee          Since March       Chief Investment Officer -           83                None
2005 Market Street                               23, 2005              Assurant, Inc.
Philadelphia, PA 19103                                                  (Insurance)
                                                                       (2002 - 2004)
June 24, 1947

ANN R. LEVEN                  Trustee            16 Years      Treasurer/Chief Fiscal Officer         83         Director and Audit
2005 Market Street                                               -- National Gallery of Art                          Committee
Philadelphia, PA 19103                                                  (1994 - 1999)                              Chairperson -
                                                                                                                    Andy Warhol
November 1, 1940                                                                                                     Foundation

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

THOMAS F. MADISON             Trustee            11 Years         President/Chief Executive           83             Director -
2005 Market Street                                              Officer - MLM Partners, Inc.                        Banner Health
Philadelphia, PA 19103                                          (Small Business Investing &
                                                                         Consulting)                                 Director -
February 25, 1936                                                 (January 1993 - Present)                       CenterPoint Energy

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                     Director -
                                                                                                                Valmont Industries,
                                                                                                                        Inc.

JANET L. YEOMANS              Trustee            6 Years               Vice President                 83                None
2005 Market Street                                                (January 2003 - Present)
Philadelphia, PA 19103                                                  and Treasurer
                                                                  (January 2006 - Present)
July 31, 1948                                                          3M Corporation

                                                                Ms. Yeomans has held various
                                                                 management positions at 3M
                                                                   Corporation since 1983.

J. RICHARD ZECHER             Trustee          Since March                Founder -                   83         Director and Audit
2005 Market Street                               23, 2005            Investor Analytics                          Committee Member -
Philadelphia, PA 19103                                                (Risk Management)                          Investor Analytics
                                                                     (May 1999 - Present)
July 3, 1940                                                                                                     Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Oxigene, Inc.

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                 FUND COMPLEX
                                                                                                 OVERSEEN BY
                                                                                                   TRUSTEE/     OTHER DIRECTORSHIPS
NAME, ADDRESS AND         POSITION(S) HELD    LENGTH OF TIME   PRINCIPAL OCCUPATION(S) DURING      DIRECTOR        HELD BY TRUSTEE/
BIRTHDATE                  WITH THE TRUST         SERVED                PAST 5 YEARS              OR OFFICER    DIRECTOR OR OFFICER
----------------------   -----------------   ---------------   ------------------------------   -------------   -------------------

OFFICERS

MICHAEL P. BISHOF           Senior Vice           Chief           Mr. Bishof has served in            83              None(3)
2005 Market Street         President and        Financial       various executive capacities
Philadelphia, PA 19103    Chief Financial     Officer since    at different times at Delaware
                              Officer          February 17,              Investments
August 18, 1962                                    2005

DAVID F. CONNOR           Vice President/     Vice President    Mr. Connor has served as Vice         83              None(3)
2005 Market Street         Deputy General         since         President and Deputy General
Philadelphia, PA 19103   Counsel/Secretary    September 21,          Counsel at Delaware
                                                 2000 and          Investments since 2000
December 2, 1963                                Secretary
                                              since October
                                                 25, 2005

DAVID P. O'CONNOR           Senior Vice        Senior Vice       Mr. O'Connor has served in           83              None(3)
2005 Market Street       President/General      President,       various executive and legal
Philadelphia, PA 19103     Counsel/Chief         General        capacities at different times
                           Legal Officer       Counsel and         at Delaware Investments
February 21, 1966                              Chief Legal
                                              Officer since
                                               October 25,
                                                  2005

JOHN J. O'CONNOR            Senior Vice         Treasurer        Mr. O'Connor has served in           83              None(3)
2005 Market Street         President and      since February    various executive capacities
Philadelphia, PA 19103       Treasurer          17, 2005       at different times at Delaware
                                                                         Investments
June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's Manager, principal underwriter and transfer agent.

(2) Mr. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's Manager.

(3) Messrs. Bishof, Connor, David P. O'Connor and John J. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same Manager, principal underwriter and transfer agent as the Trust. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment manager as the Trust.

     The following table shows each Trustee's ownership of shares of all Delaware Investments(R) Funds as of December 31, 2005.

                                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                           REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME                  DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST        TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
-------------------   ----------------------------------------------   --------------------------------------------------
Thomas L. Bennett
Patrick P. Coyne
John A. Fry(1)
Anthony D. Knerr
Lucinda S. Landreth
Ann R. Leven
Thomas F. Madison
Janet L. Yeomans
J. Richard Zecher

1 As of December 31, 2005, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares of the Funds outside of the Plan as of December 31, 2005.

     The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from all Delaware Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal year ended November 30, 2006 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of November 30, 2006. Only the Trustees of the Trust who are not "interested persons" as defined by the 1940 Act (the "Independent Trustees") receive compensation from the Fund.

                                                                                 TOTAL COMPENSATION
                                            PENSION OR                          FROM THE INVESTMENT
                         AGGREGATE     RETIREMENT BENEFITS   ESTIMATED ANNUAL       COMPANIES IN
                       COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON           DELAWARE
TRUSTEE(1)            FROM THE TRUST      FUND EXPENSES         RETIREMENT         INVESTMENTS(2)
-------------------   --------------   -------------------   ----------------   -------------------
Thomas L. Bennett
John A. Fry(3)
Anthony D. Knerr
Lucinda S. Landreth
Ann R. Leven
Thomas F. Madison
Janet L. Yeomans
J. Richard Zecher

(1) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to Trustees/Directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of November 30, 200[__], he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a Trustee/Director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each Independent Trustee/Director currently receives a total annual retainer fee of $80,000 for serving as a Trustee/ Director for all 32 investment companies in the Delaware Investments family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the Audit Committee receive additional compensation of $2,500 for each meeting. Members of the Nominating Committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the Audit and Nominating Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments Funds receives an additional retainer of $35,000.

(3) In addition to this compensation, for the 12-month period ended on [ ], Mr. Fry received $[__] in professional fees from the Trust for services provided to the Trust's Board.

     The Board of Trustees has the following committees:

     AUDIT COMMITTEE: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board of Trustees. The Trust's Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The Audit Committee held [__] meetings during the Trust's last fiscal year.

     NOMINATING AND CORPORATE GOVERNANCE COMMITTEE: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio). The committee held [__] meetings during the Trust's last fiscal year.

     INDEPENDENT TRUSTEE COMMITTEE: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The committee is comprised of all of the Trust's Independent Trustees. The Independent Trustee Committee held [__] meetings during the Trust's last fiscal year.

CODE OF ETHICS

     The Trust and the Manager have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolio, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICY

     The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Portfolio. If and when proxies need to be voted on behalf of the Portfolio, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing the Manager's proxy voting process for the Portfolio. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Portfolio.

     In order to facilitate the actual process of voting proxies, the Portfolio has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Portfolio and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Portfolio, ISS will create a record of the vote. Information (if any) regarding how the Portfolio voted proxies relating to portfolio securities during the most recently reported 12-month period ended June 30 is available without charge (i) through the Trust's Web site at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Portfolio.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Portfolio. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products.

     Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Portfolio are voted by ISS in accordance with the Procedures. Because almost all Portfolio proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Portfolio. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Portfolio.

                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

INVESTMENT MANAGER

     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Portfolio, subject to the supervision and direction of the Trust's Board of Trustees. The Manager also provides investment management services to all of the other Delaware Investments(R) Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Portfolio are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolio.

     The Manager and its predecessors have been managing the Delaware Investments(R) Funds since 1938. As of December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $[ ] billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln"). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

     The Investment Management Agreement between the Portfolio and the Manager ("Investment Management Agreement") is dated ________ __, 2007 and was approved by shareholders on that date. The Investment Management Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio, and only if the terms of the Investment Management Agreement and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days' notice by the trustees of the Portfolio or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services rendered under the Investment Management Agreement, the Portfolio Manager is entitled to an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rate, to Portfolio's average daily net assets for the quarter:

                                                         MANAGEMENT FEE RATE
                                                    (ANNUAL RATE AS A PERCENTAGE
FUND                                                OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------   ----------------------------
Delaware Global Real Estate Securities Portfolio                [____%]

     Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Portfolio is responsible for all of its own expenses. Among others, such expenses include the Portfolio's proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

DISTRIBUTOR

     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103, serves as the national distributor for Trust's shares under a Distribution Agreement dated November 1, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class P Shares under its Rule 12b-1 Plan. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Portfolio. See the applicable Prospectus for information on how to invest. Shares of the Portfolio are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers with respect to Class P Shares, and directly by contacting the Distributor or the Trust with respect to Original Class Shares. The Distributor also serves as a national distributor for the other Delaware Investments(R) Funds. The Board of Trustees annually reviews fees paid to the Distributor.

TRANSFER AGENT

Delaware Service Company, Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as shareholder servicing, dividend disbursing and transfer agent ("Transfer Agent") pursuant to a Shareholders Services Agreement dated April 19, 2001. The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent acts as shareholder servicing, dividend disbursing and transfer agent for other Delaware Investments(R) Funds. The Transfer Agent is paid a fee by the Portfolio for providing these services consisting of an annual per account charge of $23.10 for each open and closed account on their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Delaware Services Company, Inc. provides accounting services to the Portfolio pursuant to a separate Fund Accounting Agreement. Those services include performing all functions related to calculating the Portfolio's NAV and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee of 0.04% of the total assets of all Delaware Investments(R) Funds for which it provides such accounting services. The fees are charged to the Portfolio and the other Delaware Investments(R) Funds, on an aggregate pro rata basis. The asset-based fee payable to Delaware Services Company, Inc. is subject to a minimum fee calculation based on the type and number of classes per Fund.

     The Portfolio has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Portfolio. For purposes of pricing, the Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

CUSTODIAN

     Mellon Bank, N.A., ("Mellon"), One Mellon Center, Pittsburgh, PA 15258 serves as custodian to the Portfolio. As custodian, Mellon maintains a separate account or accounts for the Portfolio; receives, holds and releases portfolio securities on account of the Portfolio; receives and disburses money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio's portfolio securities.

     With respect to foreign securities, Mellon makes arrangements with sub-custodians who were approved by the Board of Trustees in accordance with Rule 17f-5 of the 1940 Act. When selecting foreign sub-custodians, the Trustees consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Portfolio, and the reputation of the institutions in the particular country or region.

LEGAL COUNSEL

     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED
     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of [__].

                                                              NO. OF ACCOUNTS WITH   TOTAL ASSETS IN ACCOUNTS
                                               TOTAL ASSETS     PERFORMANCE-BASED        WITH PERFORMANCE-
                             NO. OF ACCOUNTS      MANAGED             FEES                  BASED FEES
                             ---------------   ------------   --------------------   ------------------------
ANDRES
   Registered Investment
   Companies
   Other Pooled Investment
   Vehicles
   Other Accounts
ZENOUZI
   Registered Investment
   Companies
   Other Pooled Investment
   Vehicles
   Other Accounts

DESCRIPTION OF POTENTIAL MATERIAL CONFLICTS OF INTEREST

     Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Portfolio and the investment action for each account and Portfolio may differ. For example, an account or the Portfolio may be selling a security, while another account or Portfolio may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and the Portfolio may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and the Portfolio. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or the Portfolio. The investment opportunity may be limited, however, so that all accounts and the Portfolio for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION STRUCTURE

     Each portfolio manager's compensation consists of the following:

     BASE SALARY: Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     In addition, each team member is entitled to certain payments in the nature of reimbursement payable in three installments.

     BONUS: Each named portfolio manager is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors. Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk. The total amount available for payment of bonuses is based on the revenues associated with the products managed by the particular portfolio management team. The amount of this "bonus pool" is determined by taking a pre-determined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

     Various members of a team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The subjective portion of the pool is allocated to team members within the discretion of senior management. There is a minimum guaranteed fixed payout amount associated with this portion of the pool for the years ending December 31, 2005 and December 31, 2006.

     The allocation of the remaining 50% of the pool is based upon objective factors. Performance is measured as a result of the team's standing relative to a composite of a nationally recognized publicly available database, for five successive calendar years. Performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile. An average is taken of the five year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the "objective" portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100% in the years that follow, in the discretion of senior management.

     Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

     In addition, there is a potential one-time value creation payment that may be allocated on or about December 31, 2009 to the extent the value added by the team exceeds the relative value of their holdings in the Delaware Investments U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation arrangement. The value creation payment, if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

     Each named portfolio manager is eligible to receive an annual cash bonus. The amount available in the bonus pool is based on the management team's assets under management minus any expenses associated with product and investment management team. Certain portfolio managers may receive a guaranteed quarterly payment of a portion of this bonus. The distribution of the bonus pool to individual team members is determined within the discretion of the Manager.

     DEFERRED COMPENSATION: Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares", in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

     The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the Manager's growth. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the Manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

     There is a contractual minimum number of options available for distribution to Focus Growth Team members for the years 2005-2009.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

     OTHER COMPENSATION: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

OWNERSHIP OF SECURITIES - THE MANAGER

     As of _______ __, 200[__], none of the portfolio managers listed above owned any shares of the Portfolio.

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Portfolio for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who provide best execution for the Portfolio. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where the Portfolio either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Portfolio pays reasonable brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Portfolio's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Portfolio paying higher commissions, the Manager believes that the commissions paid to such broker/dealers are not, in general, higher than commission that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Portfolio and to other Delaware Investments(R) Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Portfolio expenses, such as custodian fees.

     The Portfolio has been given the authority to participate in a commission recapture program. Under the program and subject to seeking best execution (as described in the first paragraph in this section), the Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolio in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Portfolio. The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

                                  CAPITAL STOCK

CAPITALIZATION
     The Trust has a present unlimited authorized number of shares of beneficial interest with no par value, issued in separate portfolios. All shares are, when issued in accordance with the Trust's prospectuses, registration statement, governing instruments and applicable law, fully paid and non-assessable. Shares do not have pre-emptive rights. While all shares have equal voting rights on matters affecting the Trust, each Portfolio would vote separately on any matter which affects only that Portfolio. Shares of each Portfolio have a priority in that Portfolio's assets, and in gains on and income from the portfolio of that Portfolio.

     Each class of Portfolio represents a proportionate interest in the assets of the Portfolio, and each has the same voting and other rights and preferences as the other classes of the Portfolio, except that shares of Original Class may not vote on any matter that affects the Portfolio's Class P Distribution Plan under Rule 12b-1. Similarly, as a general matter, shareholders of Class P Shares may vote only on matters affecting the Rule 12b-1 Plan that relates to Class P Shares. General Expenses of the Portfolio will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plan of Class P Shares will be allocated solely to that class.

                                PURCHASING SHARES

GENERAL INFORMATION
     The Trust reserves the right to suspend sales of Portfolio shares, and reject any order for the purchase of a Portfolio's shares if in the opinion of management such rejection is in a Portfolio's best interest. The minimum initial investment for a shareholder is $1,000,000 in the aggregate for Original Class Shares. There are no minimums for subsequent contributions for Original Class Shares in the Portfolio where the aggregate minimum initial investment for the Trust has been satisfied. At such time as the Trust receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Trust may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with an affiliate of the Manager to make investments in the Portfolio by a contribution of securities in-kind to such Portfolio.

     Certificates representing shares purchased are not ordinarily issued. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained on behalf of the Trust. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

     Original Class Shares of the Portfolio are offered directly to institutions and high net-worth individual investors at net asset value with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted to become a new investor in Original Class Shares of the Portfolio is a plan which represents: (i) that the decision to invest plan assets in or withdraw plan assets from the Portfolio will be made solely by a plan fiduciary, such as the plan's board, without direction from or consultation with any plan participant and (ii) that the plan will make no more than 3 separate purchase orders during any given calendar quarter. The Original Class Shares of the Portfolio are not primarily designed for defined contribution plans that are participant-directed or frequently trade Portfolio shares, and therefore the Portfolio requires the above representations from any new defined contribution plan investors. We reserve the right to reject any purchase order made by a new defined contribution plan investor that does not meet the above representations or that follows a pattern of market timing as described in the Prospectus and this SAI. Defined contribution plans who do not qualify for Original Class Shares as described above may be eligible to purchase Class P Shares of the Portfolio as described below.

     Class P Shares of the Portfolio are available only to defined contribution plans making at least a $5 million initial investment or having plan assets of at least $100 million. There are no minimums for subsequent investments. Investments made by plan participants in an employer-sponsored defined contribution plan will be made in accordance with directions provided by or on behalf of the employer. See the Class P Prospectus for special purchase procedures and requirements that may be applicable to prospective investors in Class P Shares of the Portfolio.

     Class P Shares are purchased at the NAV per share without the imposition of a front-end or contingent deferred sales charge. Class P Shares are subject to annual 12b-1 Plan expenses for the life of the investment. See "Plans Under Rule 12b-1" and "Determining Offering Price and Net Asset Value" below.

     The Original Class Shares and Class P Shares represent a proportionate interest in Portfolio's assets and will receive a proportionate interest in the Portfolio's income, before application, as to Class P Shares, of any expenses under the Portfolio's Rule 12b-1 Plans.

     In comparing Original Class Shares and Class P Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class P Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Portfolio Classes, the Distributor and others will be paid, and in the case of Class P Shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class P Shares.

     PLANS UNDER RULE 12b-1: Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for the Class P Shares (the "Plan"). The Plan permits the Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of Class P Shares. The Plan does not apply to the Original Class Shares. Such shares are not included in calculating the Plan's fees and the Plan is not used to assist in the distribution and marketing of shares of the Original Class Shares. Shareholders of the Original Class Shares may not vote on matters affecting the Plan.

     The Plan permits the Portfolio, pursuant to a Distribution Agreement, to pay out of the assets of Class P Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of such shares. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers, dealers and others who enter into agreements with the Distributor. In connection with the promotion of shares of the Class P, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to deales who provide extra training and information concerning Class P and increase sales of the Class.

     In addition, the Portfolio may make payments out of the assets of Class P Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes. The Plan expenses relating to Class P Shares are also used to pay the Distributor for advancing out of the Distributor's own assets the commission costs to dealers with respect to the initial sale of such shares.

     The maximum aggregate fee payable by the Portfolio under the Plan, and the related Distribution Agreement, is on an annual basis up to [__]% of Class P Shares' average daily net assets for the year of Class P Shares. The Trust's Board of Trustees may reduce the amount payable under the Plan at any time.

     While payments pursuant to the Plans may not exceed the foregoing amount with respect to the Class P Shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class P Shares. The monthly fees paid to the Distributor under the Plan is subject to the review and approval of the Trust's Independent Trustees, who may reduce the fees or terminate the Plan at any time.

     All of the distribution and service expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class P Shares would be borne by such persons without any reimbursement from the Class. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best price and execution, the Class may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plan.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plan and the Distribution Agreement have been approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan or the Distribution Agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified below.

     Each year, the Board of Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Portfolio and that there is a reasonable likelihood of the Plan providing a benefit to Class P Shares. The Plan and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan or the Distribution Agreement, or by a majority vote of the outstanding voting securities of the Class P Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of the Class P Shares, as well as by a majority vote of the Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreement. Any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreement. In addition, in order for the Plan to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are themselves Independent Trustees and who have no direct or indirect financial interest in the Plan or Distribution Agreement. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

                                      * * *

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of Original Class and Class P Shares are effected at the offering price next calculated after receipt of the order by the Portfolio, its agent or certain other authorized persons. See "Distributor" under "Investment Advisor and Other Service Providers" above. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Original Class and Class P Shares consists of the NAV per share. Offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the "NYSE"), which is normally 4 p.m., Eastern Time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the NYSE is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     Each Class will bear, pro-rata, all of the common expenses of Portfolio. The NAVs of all outstanding shares of each Class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Portfolio represented by the value of shares of that Class. All income earned and expenses incurred by the Portfolio will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Portfolio represented by the value of shares of such Classes, except that the Class P Shares alone will bear the 12b-1 Plan expenses payable under its respective Plan. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Portfolio may vary. However, the NAV per share of each Class is expected to be equivalent.

     The NAV per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are generally valued at the last quoted sale price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available before the time when net assets are valued. Unlisted domestic equity securities are valued at the last sale price as of the close of the NYSE. Domestic equity securities traded over-the-counter and domestic equity securities which are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

     U.S. government securities are priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. NAV includes interest on fixed-income securities, which is accrued daily. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

     Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Non-exchange traded options are also valued at the mean between the last reported bid and asked prices. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Board of Trustees, as applicable.

     The securities in which the Portfolio may invest from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as holidays or Saturday). As a result, the NAV of the Portfolio may be significantly affected by such trading on days when shareholders have no access to the Portfolio.

     For purposes of calculating NAV per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including Mellon. Forward foreign currency contracts are valued at the mean price of the contract. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.

                                   REDEMPTION

     The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

     No charge is made by the Portfolio for redemptions. Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in-kind. If a redemption of shares is made in-kind, the redemption reimbursement fee that is otherwise applicable will not be assessed. Any portfolio securities paid or distributed in-kind would be valued as described in "Determining Offering Price and Net Asset Value" above. Subsequent sales by an investor receiving a distribution in-kind could result in the payment of brokerage commissions or other transaction costs. Payment for shares redeemed ordinarily will be made within three business days, but in no case later than seven days, after receipt of a redemption request in good order. See "Redemption of Shares" in the Trust's Prospectuse for more information. Under certain circumstances, eligible investors who have an existing investment counseling relationship with an affiliate of the Manager will not be subject to the Trust's in-kind redemption requirements until such time as the Trust receives appropriate regulatory approvals to permit such redemptions for the account of such investors.

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder.

     The value of the Portfolio's investments is subject to changing market prices. Redemption proceeds may be more or less than the shareholder's cost depending upon the market value of the Portfolio's securities. Thus, a shareholder redeeming shares of the Portfolio may, if such shareholder is subject to federal income tax, sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     The Portfolio also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused.

SMALL ACCOUNTS

     Due to the relatively higher cost of maintaining small accounts, the Trust reserves the right to redeem Portfolio shares in any of its accounts at the then-current NAV if as a result of redemption or transfer a shareholder's investment in the Portfolio has a value of less than $500,000. However, before the Trust redeems such shares and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $500,000 and will be allowed 90 days from that date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

                                      * * *

     The Trust has available certain redemption privileges, as described below and in the related Prospectus. The Portfolio reserves the right to suspend or terminate these expedited payment procedures at any time in the future.

EXPEDITED TELEPHONE REDEMPTIONS

     Shareholders wishing to redeem shares for which certificates have not been issued may call the Trust at (800) 231-8002 prior to 4 p.m., Eastern time, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed three business days, but no later than seven days, after receipt of the redemption request.

     In addition, redemption proceeds can be transferred to your pre-designated bank account by wire or by check by calling the Trust, as described above. The Telephone Redemption Option on the Account Registration Form must have been elected by the shareholder and filed with the Trust before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

     PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the Account Registration Form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is no charge for this service. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the Portfolio to the shareholder's bank account.

     PAYMENT BY CHECK: Request a check be mailed to the bank account designated on the Account Registration Form. Redemption proceeds will normally be mailed three business days, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it. If expedited payment under these procedures could adversely affect the Portfolio, the Trust may take up to seven days to pay the shareholder.

     To reduce the risk of attempted fraudulent use of the telephone redemption procedure, payment will normally be made only to the bank account designated on the Account Registration Form. If a shareholder wishes to change the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

EXCHANGE PRIVILEGE

     Original Class Shares of the Portfolio may be exchanged for shares of any other Delaware Pooled Trust Portfolio or for the Institutional classes of the other Delaware Investments(R) Funds. Class P Shares of the Portfolio may be exchanged for Class A shares of the other Delaware Investments(R) Funds based on the respective net asset values of the shares involved. In addition, Class A shares of other Delaware Investments(R) Funds may be exchanged for Class P Shares of the Portfolio, subject to satisfying the Class P Shares' eligibility requirements. An exchange would be considered a taxable event in instances where a shareholder is subject to tax. Defined contribution plans are generally not subject to tax and participants in a defined contribution plan are generally not subject to tax until they make a withdrawal from their plan account. Exchange requests should be sent to: Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103-7094 Attn: Client Services.

     Any such exchange will be calculated on the basis of the respective NAV's of the shares involved and will be subject to the minimum investment requirements noted above. There is no sales commission or charge of any kind except for the special purchase and redemption reimbursement fees for exchanges involving shares of The Emerging Markets Portfolio. See "Exchange Privilege" under "Shareholder Services" in the related Prospectus. The shares of the Portfolio into which an exchange is made, if necessary, must be authorized for sale in the state in which the investor is domiciled. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

     Exchange requests may be made either by mail, facsimile message or by telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Trust for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4 p.m., Eastern time, for the Portfolio will be processed as of the close of business on the same day. Requests received after this time will be processed on the next business day. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees, as applicable, to assure that such exchanges do not disadvantage a Portfolio and its shareholders. Exchanges into and out of The Emerging Markets Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio shall be subject to the special purchase and redemption procedures identified in sections of the related Prospectus under "Purchase of Shares" and "Redemption of Shares."

     For federal income tax purposes, an exchange between Portfolios is a taxable event for shareholders subject to federal income tax, and, accordingly, a gain or loss may be realized. The Trust reserves the right to suspend or terminate or amend the terms of the exchange privilege upon 60 days' written notice to client shareholders.

                                      * * *

     Neither the Trust, the Portfolio nor any of the Portfolio's affiliates is responsible for any losses incurred in acting upon investor or telephone instructions for purchase, redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such transactions, the Trust will attempt to ensure that reasonable procedures are used to confirm that instructions communicated are genuine (including verification of a form of personal identification) as if it does not, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     The Portfolio will normally make payments from net investment income on a quarterly basis. Payments from net realized securities profits of the Portfolio, if any, will be distributed annually in the quarter following the close of the fiscal year.

     Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Portfolio may deduct from a shareholder's account the costs of the Portfolio's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Portfolio is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Each class of shares of the Portfolio will share proportionately in the investment income and expenses of the Fund.

TAXES

     DISTRIBUTIONS OF NET INVESTMENT INCOME. The Portfolio receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     DISTRIBUTIONS OF CAPITAL GAINS. The Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net short-term or long-term capital gain realized by the Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

     RETURNS OF CAPITAL. If the Portfolio's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

INVESTMENTS IN FOREIGN SECURITIES

     Effect of Foreign Withholding Taxes. The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolo's distributions paid to you.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio's ordinary income distributions to you, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital.

     PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognizes any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends for individuals when distributed to you by the Portfolio. In addition, if the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.

     INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Portfolio will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Portfolio intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Portfolio generally pay no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute the Portfolio's net long-term capital gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If the Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Portfolio's earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, the Portfolio must meet certain specific requirements, including:

     (i) The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     EXCISE TAX DISTRIBUTION REQUIREMENTS. As a regulated investment company, the Portfolio is required to distribute its income and gains on a calendar year basis, regardless of the Portfolio's fiscal year end as follows:

     Required Distributions. To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October Losses. Because the periods for measuring a regulated investment company's income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, the Portfolio is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year.

     SALES, EXCHANGES AND REDEMPTION OF FUND SHARES. Sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

     Wash Sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     U.S. GOVERNMENT SECURITIES. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS. For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Portfolio out of dividends earned on the Portfolio's investment in stocks of domestic corporations and qualified foreign corporations.

     Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Portfolio's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio's shareholders, and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Portfolio if the Portfolio was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

     INVESTMENT IN COMPLEX SECURITIES. The Portfolio may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by the Portfolio (possibly causing the Portfolio to sell securities to raise the cash for necessary distributions) and/or defer the Portfolio's ability to recognize a loss, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain foreign securities. These rules could also affect whether gain or loss recognized by the Portfolio is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Portfolio. For example:

     Securities purchased at discount. The Portfolio is permitted to invest in securities issued or purchased at a discount that could require it to accrue and distribute income not yet received. If it invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Investment in REMICs. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements (401(k)s) and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income
(UBTI). To the extent that the Portfolio invests in REMIC residual interests, a portion of the Portfolio's income that is attributable to these residual interests (and which is referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. Treasury regulations that have yet to be issued in final form are expected to provide that excess inclusion income of regulated investment companies, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if you held the related REMIC residual interest directly. In general, excess inclusion income allocated to tax-exempt shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

     Derivatives. The Portfolio is permitted to invest in certain options and futures contracts to hedge the Portfolio's portfolio or for other permissible purposes consistent with that Portfolio's investment objective. If the Portfolio makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Constructive Sales. The Portfolio's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

     Tax Straddles. The Portfolio's investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Portfolio's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

     Short sales and securities lending transactions. The Portfolio's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, the Portfolio's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Convertible debt. Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Credit Default Swap Agreements. The Portfolio may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Portfolio intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Portfolio intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Portfolio to qualify as a regulated investment company may limit the extent to which the Portfolio will be able to engage in credit default swap agreements.

     Investments in securities of uncertain tax character. The Portfolio may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     BACKUP WITHHOLDING. By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o provide your correct social security or taxpayer identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

     The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the "Non-U.S. Investors" heading below.

     NON-U.S. INVESTORS. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain Dividends & Short-Term Capital Gain Dividends. In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by the Fund from qualified interest income are not subject to U.S. withholding tax. "Qualified interest income" includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. While the Portfolio makes every effort to disclose any amounts of interest-related dividends to its non-U.S. shareholders, intermediaries who have assumed tax reporting responsibilities on these dividends may not have fully developed systems that will allow these tax withholding benefits to be passed through to non-U.S. shareholders.

     Ordinary Dividends; Effectively Connected Income; Sunset Rule. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Portfolio is effective for dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008.

     Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by the Portfolio, or by a REIT or U.S. real property holding corporation in which the Portfolio invests, may trigger special tax consequences to the Portfolio's non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the Portfolio, as follows:

     o The RIC is classified as a qualified investment entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations;

     o You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and

     o If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

     o In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the Portfolio classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

     Because the Portfolio expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Portfolio does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

     U.S Tax Certification Rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S. Estate Tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to stock in the Portfolio held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

     THIS DISCUSSION OF " DISTRIBUTIONS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

                             PERFORMANCE INFORMATION

     To obtain the Portfolio's most current performance information, please call
(800) 231-8002 or visit www.delawareinvestments.com.

     The Portfolio calculates its total returns for each Class of shares separately on an "annual total return" basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Class over the measuring period. Total returns for each Class of shares also may be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a Class during the period are reinvested in the shares of that Class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a Class for any one year in the period might have been more or less than the average for the entire period. The Portfolio also may advertise from time to time the total return of one or more Classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

                              FINANCIAL STATEMENTS

     [________], which is located at [____________], serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in the Portfolio's Annual Report, when available. The Portfolio's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of [________], the independent registered public accounting firm, for the fiscal year ended November 30, 2007, will be included in the Portfolio's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of [________] listed above are incorporated by reference from the Annual Reports into this Part B.

                                PRINCIPAL HOLDERS

     As of ______ __, 200[__], management does not believe that any shareholders held of record 5% or more of the outstanding shares of the Portfolio. Management does not have knowledge of beneficial owners.

APPENDIX A -- DESCRIPTION OF RATINGS

     The Fund has the ability to invest in high-yield, high risk fixed-income securities. The following paragraphs contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

GENERAL RATING INFORMATION

MOODY'S INVESTORS SERVICE -       Aaa  Bonds which are rated Aaa are judged to
BOND RATINGS                           be of the best quality. They carry the
                                       smallest degree of investment risk and
                                       are generally referred to as "gilt edge."
                                       Interest payments are protected by a
                                       large or by an exceptionally stable
                                       margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                  Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.

                                  A    Bonds which are rated A possess many
                                       favorable investment attributes and are
                                       considered as upper medium grade
                                       obligations. Factors giving security to
                                       principal and interest are considered
                                       adequate but elements may be present
                                       which suggest a susceptibility to
                                       impairment sometime in the future.

                                  Baa  Bonds that are rated Baa are considered
                                       medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                  Ba   Bonds which are rated Ba are judged to
                                       have speculative elements; their future
                                       cannot be considered as well-assured.
                                       Often the protection of interest and
                                       principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                  B    Bonds which are rated B generally lack
                                       characteristics of the desirable
                                       investment. Assurance of interest and
                                       principal payments or of maintenance of
                                       other terms of the contract over any long period of time may be small.

                                  Caa  Bonds which are rated Caa are of poor
                                       standing. Such issues may be in default
                                       or there may be present elements of
                                       danger with respect to principal or
                                       interest.

                                  Ca   Bonds which are rated Ca represent
                                       obligations which are speculative in a
                                       high degree. Such issues are often in
                                       default or have other marked
                                       shortcomings.

                                  C    Bonds which are rated C are the lowest
                                       rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.

P-1 Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.

P-2 Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

P-3 Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

MUNICIPAL NOTE RATINGS

     Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1          This designation denotes best quality. There is present
                      strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2          This designation denotes high quality. Margins of
                      protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3          This designation denotes favorable quality. All security
                      elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4          This designation denotes adequate quality. Protection
                      commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P'S - BOND RATINGS  AAA      Debt rated AAA has the highest rating assigned by
                               S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                      AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

                      A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                      BBB Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                      BB, B,   Debt rated BB, B, CCC or CC is regarded, on
                      CCC and  balance, as predominately speculative with
                      CC       respect to capacity to pay interest and repay
                               principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                      C This rating is reserved for income bonds on which no interest is being paid.

                      D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

     S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.

A-2 Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safely is not as high as for issues designated A-1.

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTE RATINGS

     An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2   Satisfactory capacity to pay principal and interest.

SP-3   Speculative capacity to pay principal and interest.

         APPENDIX B -- STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS

STOCK INDEX FUTURES CONTRACTS

     To the extent described in the Prospectus and Statement of Additional Information, the Fund may purchase and sell stock index futures contracts, options thereon and options on stock indexes. Stock index futures contracts are commodity contracts listed on commodity exchanges. They presently include contracts on the S&P 500 Index and such other broad stock market indexes as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower "sub-indexes" such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included. A futures contract is a legal agreement between a buyer or seller and the clearing house of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) times the difference between the index value on the last trading day and the value on the day the contract was struck.

     For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract with the settlement amount being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example (excluding any transaction costs), if the Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If the Fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Fund will lose $500 x (152-150) or $1,000.

     Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. Upon entering into a contract, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Treasury bills equal to a portion of the contract value. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

     Subsequent payments, called "variation margin," to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." For example, when the Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the Fund would be required to make a variation margin payment to the broker equal to the decline in value.

     The Fund intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits the Fund to gain rapid exposure to or protect itself from changes in the market. For example, the Fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed, and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

     The Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the Fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

     Options on Stock Index Futures Contracts. To the extent described in the Prospectus and/or this Part B, the Fund may purchase and sell put and call options on stock index futures contracts which are traded on a recognized exchange or board of trade as a hedge against changes in the market, and will enter into closing transactions with respect to such options to terminate existing positions. An option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to buy, and it obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's future margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the stock index futures contract on the expiration date. The Fund will pay a premium for purchasing options on stock index futures contracts. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund. In connection with the writing of options on stock index futures contracts, the Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. Premiums received from the writing of an option are included in initial margin deposits.

     Purchase of Put Options on Futures Contracts. The Fund will purchase put options on futures contracts if the Fund's investment advisor anticipates a market decline. A put option on a stock index futures contract becomes more valuable as the market declines. By purchasing put options on stock index futures contracts at a time when the Fund's investment advisor expects the market to decline, the Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

     Purchase of Call Options on Futures Contracts. The Fund will purchase call options on stock index futures contracts if the Fund's investment advisor anticipates a market rally. The purchase of a call option on a stock index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. A call option on such a contract becomes more valuable as the market appreciates. The Fund will purchase a call option on a stock index futures contract to hedge against a market advance when the Fund is holding cash. The Fund can take advantage of the anticipated rise in the value of equity securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy portfolio securities.

     Writing Call Options on Futures Contracts. The Fund will write call options on stock index futures contracts if the Fund's investment advisor anticipates a market decline. As the market declines, a call option on such a contract becomes less valuable. If the futures contract price at expiration of the option is below the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount provides a partial hedge against any decline that may have occurred in the Fund's portfolio securities.

     Writing Put Options on Futures Contracts. The Fund will write put options on stock index futures contracts if the Fund's investment advisor anticipates a market rally. As the market appreciates, a put option on a stock index futures contract becomes less valuable. If the futures contract price at expiration of the option has risen due to market appreciation and is above the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount can then be used by the Fund to buy portfolio securities when the market has stabilized.

     Risks Relating to Options on Stock Index Futures Contracts. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when a purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not result in a loss, such as when there is no movement in the underlying index.

     The writing of a put or call option on a futures contract involves risks similar to those relating to transactions in futures contracts as described in the Prospectus and Statement of Additional Information. By writing a call option, the Fund, in exchange for the receipt of a premium, becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures contracts may exceed the amount of the premium received.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     Finally, the Fund's purchase or sale of put or call options on stock index futures contracts will be based upon predictions as to anticipated market trends by the Fund's investment advisor or sub-advisor, which could prove to be inaccurate. Even if the expectations of the Fund's investment advisor or sub-advisor are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed documents indicated below, except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed Agreement and Declaration of Trust (December 17,
                    1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

               (2) Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

          (b) By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

               (2) By-Laws. Article II of the Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

          (d)  Investment Advisory Contracts.

               (1) Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                    (i) Executed Amendment No. 8 (January 6, 2006) to Exhibit A of the Investment Management Agreement (December 15,
                         1999) between the Registrant and Delaware Management Company) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed February 23, 2006.

                    (ii) Form of Amendment No. 9 (January__, 2007) to Exhibit A
                         of the Investment Management Agreement (December 15,
                         1999) between the Registrant and Delaware Management Company attached as Exhibit Ex-99.d.1.ii.

               (2)  Executed Investment Sub-Advisory Agreement (September 24,
                    2004) between Mondrian Investment Partners, Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) is incorporated into this filing by reference to Post-Effective Amendment No. 55 filed February 23, 2006.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 44 filed September 16, 2003.

                    (ii)   Executed Amendment No. 3 (November 1, 2005) to
                           Schedule I of the Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

                    (iii) Form of Distribution Agreement between Delaware Distributors, L.P. and the Registrant on behalf of each Portfolio attached as Exhibit No. EX-99.e.1.iii.

                    (iv) Executed Second Amended and Restated Financial Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 45 filed November 24, 2003.

                    (v) Executed Amendment No. 1 (October 31, 2005) to Appendix A to Second Amended and Restated Financial Intermediary Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed February 23, 2006.

               (2) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

               (3) Vision Mutual Fund Gateway(R) Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

               (4) Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

               (5) Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 50 filed November 19, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1) Executed Global Custody Agreement (May 1, 1996) between the JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

                    (i) Executed Amendment (July 1, 2001) to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 27, 2003.

                    (ii) Executed Letter (April 14, 1997) to add The Emerging Markets Portfolio to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                    (iii) Executed Letter (October 14, 1997) to add The Global Equity Portfolio and The Real Estate Investment Trust Portfolio II to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                    (iv) Executed Letter (December 24, 1997) to add The Core Fixed Income Portfolio (formerly known as The Aggregate Fixed Income Portfolio) and The Diversified Core Fixed Income Portfolio to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                    (v) Executed letter (August 31, 1998) to add The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 36 filed August 31, 2001.

                    (vi) Executed letter (August 24, 1998) to add The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio (renamed The Mid-Cap Growth Equity Portfolio), The Intermediate Fixed Income Portfolio and The Small/Mid-Cap Value Equity Portfolio (renamed The Mid-Cap Value Equity Portfolio) to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 39 filed March 1, 2002.

                    (vii) Executed letter (June 29, 1999) to add The Balanced Portfolio, The Equity Income Portfolio, The Focused Value Portfolio (formerly known as The Select Equity Portfolio) and The International Small-Cap Portfolio to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 12, 1999.

                    (viii) Executed letter (November 15, 1999) to add The
                           International Large-Cap Equity Portfolio to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                    (ix) Executed letter (February 28, 2000) to add The All-Cap Growth Equity Portfolio to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                    (x) Executed letter (September 5, 2000) to add The Large-Cap Growth Equity Portfolio to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                    (xi) Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 51 filed December 27, 2004.

               (2) Executed Securities Lending Agreement (December 22, 1998) between the Registrant and JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed August 31, 2001.

                    (i) Executed Amendment (October 1, 2002) to the Securities Lending Agreement between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 27, 2003.

                    (ii) Executed Amendment No. 1 (July 17, 2003) to Schedule A to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 45 filed November 24, 2003.

               (3) Executed Amended and Restated Mutual Fund Custody and Services Agreement (May 16, 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 52 filed February 25, 2005.

                    (i) Executed Amendment No. 2 to Appendix D of The Amended and Restated Mutual Fund Custody and Services Agreement between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2002.

                    (ii) Executed Amendment (November 28, 2003) to The Amended and Restated Mutual Fund Custody and Services Agreement between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 52 filed February 25, 2005.

               (4) Form of Securities Lending Authorization (March 12, 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

          (h)  Other Material Contracts.

               (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

                    (i) Executed Schedule A (November 30, 2003) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 45 filed November 24, 2003.

                    (ii) Executed Amendment No. 3 (November 1, 2005) to Schedule A to Shareholder Services Agreement ) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

                    (iii) Executed Schedule B (May 15, 2003) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed September 16, 2003.

               (2) Executed Delaware Investments Family of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 16 filed May 23, 1997.

                    (i) Executed Schedule B (May 16, 2002) to Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule A to the Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit
                           (h)(2)(ii).

               (3)  Form of Distribution Expense Limitation Letter (February
                    2006) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 55 filed February 23, 2006.

          (i) Legal Opinion. Opinion and Consent of Counsel (October 21, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.

               (1) 12b-1 Plan for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

               (2) 12b-1 Plan for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

               (3) 12b-1 Plan for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

               (4) 12b-1 Plan for Delaware REIT Fund Class R incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

               (5) 12b-1 Plan for The International Equity Portfolio Class P incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 27, 2003.

               (6) Form of 12b-1 Plan for The Global Real Estate Securities Portfolio Class P attached as Exhibit No. Ex-99.m.6.

          (n) Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed February 23, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1) Code of Ethics for the Delaware Investments Family of Funds (February 2006) attached as Exhibit No. EX-99.p.1.

               (2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2006) attached as Exhibit No. EX-99.p.2.

               (3) Code of Ethics for Lincoln Financial Distributors, Inc. (December 2005) attached as Exhibit No. EX-99.p.3.

               (4) Code of Ethics for Mondrian Investment Partners Limited (September 1, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed February 23, 2006.

          (q) Other. Powers of Attorney (August 16, 2006) attached as Exhibit No. EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

Item 26.  Business and Other Connections of the Investment Advisor.

          Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments Funds (Delaware Group Adviser Funds, Delaware

          Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc.), as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

NAME AND PRINCIPAL       POSITIONS AND OFFICES       POSITIONS AND OFFICES       OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH MANAGER                WITH REGISTRANT             HELD
----------------------   -------------------------   -------------------------   ---------------------------
Patrick P. Coyne         President                   President/ Chief            Mr. Coyne has served in
                                                     Executive Officer           various executive
                                                                                 capacities within Delaware
                                                                                 Investments

                                                                                 Managing Director - Fixed
                                                                                 Income - Lincoln National
                                                                                 Investment Companies, Inc.

Ryan K. Brist            Executive Vice              Executive Vice              Mr. Brist has served in
                         President/Managing          President/Managing          various executive
                         Director/Chief Investment   Director/Chief Investment   capacities within Delaware
                         Officer - Fixed Income      Officer - Fixed Income      Investments

                                                                                 Vice President - Lincoln
                                                                                 National Income Fund, Inc.

John C.E. Campbell       Executive Vice              None                        Mr. Campbell has served in
                         President/Global                                        various executive
                         Marketing & Client                                      capacities within Delaware
                         Services                                                Investments

                                                                                 President/Chief Executive
                                                                                 Officer - Optimum Fund
                                                                                 Trust

Philip N. Russo(1)       Executive Vice              None                        Mr. Russo has served in
                         President/Chief Financial                               various executive
                         Officer                                                 capacities within  Delaware
                                                                                 Investments

See Yeng Quek            Executive Vice              Executive Vice              Mr. Quek has served in
                         President/Managing          President/Managing          various executive
                         Director/Chief Investment   Director/Chief Investment   capacities within Delaware
                         Officer - Fixed Income      Officer - Fixed Income      Investments

                                                                                 Director/Trustee - HYPPCO
                                                                                 Finance Company Ltd.

Douglas L. Anderson      Senior Vice                 None                        Mr. Anderson has served in
                         President/Operations                                    various executive
                                                                                 capacities

NAME AND PRINCIPAL       POSITIONS AND OFFICES       POSITIONS AND OFFICES       OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH MANAGER                WITH REGISTRANT             HELD
----------------------   -------------------------   -------------------------   ---------------------------
                                                                                 within Delaware Investments

Marshall T. Bassett      Senior Vice President       Senior Vice President       Mr. Bassett has served in
                         /Chief Investment           /Chief Investment           various executive
                         Officer - Emerging Growth   Officer - Emerging Growth   capacities within Delaware
                         Equity                      Equity                      Investments

Joseph R. Baxter         Senior Vice President       Senior Vice President       Mr. Baxter has served in
                         /Head of Municipal Bond     /Head of Municipal Bond     various executive
                         Investments                 Investments                 capacities within Delaware
                                                                                 Investments

Christopher S. Beck      Senior Vice                 Senior Vice                 Mr. Beck has served in
                         President/Senior            President/Senior            various executive
                         Portfolio Manager           Portfolio Manager           capacities within Delaware
                                                                                 Investments

Michael P. Bishof        Senior Vice                 Senior Vice President       Mr. Bishof has served in
                         President/Investment        /Chief Financial Officer    various executive
                         Accounting                                              capacities within Delaware
                                                                                 Investments

                                                                                 Chief Financial Officer -
                                                                                 Lincoln National Income
                                                                                 Fund, Inc.

Michael P. Buckley       Senior Vice                 Senior Vice                 Mr. Buckley has served in
                         President/Director of       President/Director of       various executive
                         Municipal Research          Municipal Research          capacities within Delaware
                                                                                 Investments

Stephen R. Cianci        Senior Vice                 Senior Vice                 Mr. Cianci has served in
                         President/Senior            President/Senior            various executive
                         Portfolio Manager           Portfolio Manager           capacities within Delaware
                                                                                 Investments

Robert F. Collins        Senior Vice                 Senior Vice                 Mr. Collins has served in
                         President/Senior            President/Senior            various executive
                         Portfolio Manager           Portfolio Manager           capacities within Delaware
                                                                                 Investments

James A. Forant          Senior Vice                 None                        Mr. Forant has served in
                         President//Director,                                    various executive
                         Technical Services                                      capacities within Delaware
                                                                                 Investments


Brian Funk               Senior Vice                 Senior Vice                 Mr. Funk has served in
                         President/Director of       President/Director of       various executive
                         Credit Research             Credit Research             capacities within Delaware
                                                                                 Investments

Brent C. Garrells        Senior Vice                 Senior Vice                 Mr. Garrells has served in
                         President/Senior Research   President/Senior Research   various executive
                         Analyst                     Analyst                     capacities within Delaware
                                                                                 Investments

Stuart M. George         Senior Vice President       Senior Vice President       Mr. George has served in
                         /Head of Equity Trader      /Head of Equity Trader      various executive
                                                                                 capacities within Delaware
                                                                                 Investments

Paul Grillo              Senior Vice                 Senior Vice                 Mr. Grillo has served in
                         President/Senior            President/Senior            various executive
                         Portfolio Manager           Portfolio Manager           capacities within Delaware
                                                                                 Investments

Jonathan Hatcher         Senior Vice                 Senior Vice                 Mr. Hatcher has served in
                         President/Senior Research   President/Senior Research   various executive
                         Analyst                     Analyst                     capacities within Delaware
                                                                                 Investments

William F. Keelan        Senior Vice                 Senior Vice                 Mr. Keelan has served in
                         President/Director of       President/Director of       various executive
                         Quantitative Research       Quantitative Research       capacities within Delaware
                                                                                 Investments

Francis X. Morris        Senior Vice                 Senior Vice                 Mr. Morris has served in
                         President/Chief             President/Director,         various executive
                                                                                 capacities

----------------------   ---------------------------   ---------------------------   ---------------------------------
  NAME AND PRINCIPAL      POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES WITH
   BUSINESS ADDRESS                MANAGER                     REGISTRANT             OTHER POSITIONS AND OFFICES HELD
----------------------   ---------------------------   ---------------------------   ---------------------------------
                         Investment Officer - Core     Fundamental Research/Senior   within Delaware Investments
                         Equity                        Portfolio Manager

Brian L. Murray, Jr.     Senior Vice President/Chief   Senior Vice President/Chief   Mr. Murray has served in various
                         Compliance Officer            Compliance Officer            executive capacities within
                                                                                     Delaware Investments

Susan L. Natalini        Senior Vice                   None                          Ms. Natalini has served in
                         President/Global Marketing                                  various executive capacities
                         & Client Services                                           within Delaware Investments

Zoe Neale(2)             Senior Vice President/Chief   Senior Vice President/Chief   Mr. Neale has served in various
                         Investment Officer -          Investment Officer -          executive capacities within
                         International Equity          International Equity          Delaware Investments

D. Tysen Nutt(3)         Senior Vice President/Chief   Senior Vice President/Chief   Mr. Nutt has served in various
                         Investment Officer - Large    Investment Officer - Large    executive capacities within
                         Cap Value Equity              Cap Value                     Delaware Investments

David P. O'Connor        Senior Vice                   Senior Vice President/        Mr. O'Connor has served in
                         President/Strategic           Strategic Investment          various executive capacities
                         Investment Relationships      Relationships and             within Delaware Investments
                         and Initiatives/General       Initiatives/ General
                         Counsel                       Counsel/Chief Legal Officer   Vice President/ General Counsel -
                                                                                     Lincoln National Investment
                                                                                     Companies, Inc.

John J. O'Connor         Senior Vice                   Senior Vice                   Mr. O'Connor has served in
                         President/Investment          President/Treasurer           various executive capacities
                         Accounting                                                  within Delaware Investments

Philip R. Perkins        Senior Vice                   Senior Vice                   Mr. Perkins has served in various
                         President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                         Manager                       Manager                       Delaware Investments

Timothy L. Rabe          Senior Vice                   Senior Vice President/Head    Mr. Rabe has served in various
                         President/Senior Portfolio    of High Yield                 executive capacities within
                         Manager/Head of High Yield                                  Delaware Investments

Richard Salus            Senior Vice President/        None                          Mr. Salus has served in various
                         Controller/Treasurer                                        executive capacities within
                                                                                     Delaware Investments

                                                                                     Vice President/Deputy Controller
                                                                                     - Lincoln National Investment
                                                                                     Companies, Inc.

James L. Shields         Senior Vice President/Chief   None                          Mr. Shields has served in various
                         Information Officer                                         executive capacities within
                                                                                     Delaware Investments

Jeffrey S. Van           Senior Vice President/Chief   Senior Vice President/Chief   Mr. Van Harte has served in
Harte(4)                 Investment Officer - Focus    Investment Officer - Focus    various executive capacities
                         Growth Equity                 Growth Equity                 within Delaware Investments

Gary T. Abrams           Vice President/Senior         None                          Mr. Abrams has served in various
                         Equity Trader                                               executive capacities within
                                                                                     Delaware Investments

Christopher S.           Vice President/Portfolio      Vice President/Portfolio      Mr. Adams has served in

----------------------   ---------------------------   ---------------------------   ---------------------------------
  NAME AND PRINCIPAL     POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES WITH
   BUSINESS ADDRESS                MANAGER                     REGISTRANT            OTHER POSITIONS AND OFFICES HELD
----------------------   ---------------------------   ---------------------------   ---------------------------------
Adams                    Manager/Senior Equity         Manager/Senior Equity         various executive capacities
                         Analyst                       Analyst                       within Delaware Investments

Damon J. Andres          Vice President/Senior         Vice President/Senior         Mr. Andres has served in various
                         Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                     Delaware Investments

Margaret MacCarthy       Vice President/ Investment    None                          Ms. Bacon has served in various
Bacon(5)                 Specialist                                                  executive capacities within
                                                                                     Delaware Investments

Todd Bassion(6)          Vice President/Senior         Vice President/Senior         Mr. Bassion has served in various
                         Research Analyst              Research Analyst              executive capacities within
                                                                                     Delaware Investments

Richard E. Biester       Vice President/Equity         None                          Mr. Biester has served in various
                         Trader                                                      executive capacities within
                                                                                     Delaware Investments

Christopher J.           Vice President/Senior         Vice President/Senior         Mr. Bonavico has served in
Bonavico(7)              Portfolio Manager, Equity     Portfolio Manager, Equity     various executive capacities
                         Analyst                       Analyst                       within Delaware Investments

Vincent A. Brancaccio    Vice President/Senior         None                          Mr. Brancaccio has served in
                         Equity Trader                                               various executive capacities
                                                                                     within Delaware Investments

Kenneth F. Broad(8)      Vice President/Senior         Vice President/Senior         Mr. Broad has served in various
                         Portfolio Manager, Equity     Portfolio Manager, Equity     executive capacities within
                         Analyst                       Analyst                       Delaware Investments

Mary Ellen M. Carrozza   Vice President/Client         Vice President/Client         Ms. Carrozza has served in
                         Services                      Services                      various executive capacities
                                                                                     within Delaware Investments

Stephen G. Catricks      Vice President/Portfolio      Vice President/Portfolio      Mr. Catricks has served in
                         Manager                       Manager                       various executive capacities
                                                                                     within Delaware Investments

Anthony G. Ciavarelli    Vice President/Assistant      Vice President/Associate      Mr. Ciavarelli has served in
                         General Counsel/ Assistant    General Counsel/ Assistant    various executive capacities
                         Secretary                     Secretary                     within Delaware Investments

David F. Connor          Vice President/Deputy         Vice President/Associate      Mr. Connor has served in various
                         General Counsel/ Assistant    General Counsel/ Secretary    executive capacities within
                         Secretary                                                   Delaware Investments

                                                                                     Vice President/Deputy General
                                                                                     Counsel/ Secretary - Lincoln
                                                                                     National Investment Companies,
                                                                                     Inc.

                                                                                     Secretary - Lincoln National
                                                                                     Income Fund, Inc.

Stephen J. Czepiel       Vice President/Senior         None                          Mr. Czepiel has served in various
                         Municipal Bond Trader                                       executive capacities within
                                                                                     Delaware Investments

Joseph F. DeMichele      Vice President/High Grade     None                          Mr. DeMichele has served in
                         Trading                                                     various executive capacities
                                                                                     within Delaware Investments

Christopher M.           Vice President/Portfolio      Vice President/Portfolio      Mr. Ericksen has served in

NAME AND PRINCIPAL       POSITIONS AND OFFICES          POSITIONS AND OFFICES          OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH MANAGER                   WITH REGISTRANT                HELD
----------------------   ----------------------------   ----------------------------   ---------------------------------
Ericksen(9)              Manager, Equity Analyst        Manager, Equity Analyst        various executive capacities
                                                                                       within Delaware Investments

Joel A. Ettinger         Vice President/Taxation        Vice President/Taxation        Mr. Ettinger has served in
                                                                                       various executive capacities
                                                                                       within Delaware Investments

                                                                                       Vice President/Taxation - Lincoln
                                                                                       National Investment Companies,
                                                                                       Inc.

Phoebe W. Figland        Vice President/ Investment     Vice President/ Investment     Ms. Figland has served in various
                         Accounting                     Accounting                     executive capacities within
                                                                                       Delaware Investments

Joseph Fiorilla          Vice President/Trading         None                           Mr. Fiorilla has served in
                         Operations                                                    various executive capacities
                                                                                       within Delaware Investments

Charles E. Fish          Vice President/Senior          None                           Mr. Fish has served in various
                         Equity Trader                                                 executive capacities within
                                                                                       Delaware Investments

Clifford M. Fisher       Vice President/Senior          None                           Mr. Fisher has served in various
                         Municipal Bond Trader                                         executive capacities within
                                                                                       Delaware Investments

Patrick G. Fortier(10)   Vice President/ Portfolio      Vice President/ Portfolio      Mr. Fortier has served in various
                         Manager, Equity Analyst        Manager, Equity Analyst        executive capacities within
                                                                                       Delaware Investments

Denise A. Franchetti     Vice President/Portfolio       Vice President/Portfolio       Ms. Franchetti has served in
                         Manager/Municipal Bond         Manager/Municipal Bond         various executive capacities
                         Credit Analyst                 Credit Analyst                 within Delaware Investments

James A. Furgele         Vice President/ Investment     Vice President/ Investment     Mr. Furgele has served in various
                         Accounting                     Accounting                     executive capacities within
                                                                                       Delaware Investments

Daniel V. Geatens        Vice President/Investment      Vice President/Investment      Mr. Geatens has served in various
                         Accounting                     Accounting                     executive capacities within
                                                                                       Delaware Investments

Barry S. Gladstein       Vice President/Portfolio       Vice President/Equity          Mr. Gladstein has served in
                         Analyst                        Analyst                        various executive capacities
                                                                                       within Delaware Investments

Edward Gray(11)          Vice President/Senior          Vice President/Senior          Mr. Gray has served in various
                         Portfolio Manager              Portfolio Manager              executive capacities within
                                                                                       Delaware Investments

Brian T. Hannon          Vice President/Senior          None                           Mr. Hannon has served in various
                         Portfolio Manager                                             executive capacities within
                                                                                       Delaware Investments

Lisa L. Hansen(12)       Vice President/Head of         None                           Ms. Hansen has served in various
                         Focus Growth Equity Trading                                   executive capacities within
                                                                                       Delaware Investments

Gregory M. Heywood(13)   Vice President/Equity          Vice President/Portfolio       Mr. Heywood has served in various
                         Analyst                        Manager, Research Analyst      executive capacities within
                                                                                       Delaware Investments

Sharon Hill              Vice President/Head of         Vice President/Head of         Ms. Hill has served in various
                         Quantitative Research and      Equity Quantitative            executive capacities within
                         Analytics                      Research and Analytics         Delaware Investments

Christopher M. Holland   Vice President/Portfolio       None                           Mr. Holland has served in various
                         Manager                                                       executive capacities

NAME AND PRINCIPAL       POSITIONS AND OFFICES          POSITIONS AND OFFICES          OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH MANAGER                   WITH REGISTRANT                HELD
----------------------   ----------------------------   ----------------------------   ---------------------------------
                                                                                       within Delaware Investments

Michael E. Hughes        Vice President/Senior          Vice President/Senior          Mr. Hughes has served in various
                         Equity Analyst                 Equity Analyst                 executive capacities within
                                                                                       Delaware Investments

Jordan L. Irving(14)     Vice President/Senior          Vice President/Senior          Mr. Irving has served in various
                         Portfolio Manager              Portfolio Manager              executive capacities within
                                                                                       Delaware Investments

Cynthia Isom             Vice President/Senior          Vice President/Portfolio       Ms. Isom has served in various
                         Portfolio Manager              Manager                        executive capacities within
                                                                                       Delaware Investments

Kenneth R. Jackson       Vice President/Quantitative    Vice President/Quantitative    Mr. Jackson has served in various
                         Analyst                        Analyst                        executive capacities within
                                                                                       Delaware Investments

Audrey E. Kohart         Vice President/Financial       Vice President/Financial       Ms. Kohart has served in various
                         Planning and Reporting         Planning and Reporting         executive capacities within
                                                                                       Delaware Investments

Andrew Kronschnabel      Vice President/High Grade      None                           Mr. Kronschnabel has served in
                         Trader                                                        various executive capacities
                                                                                       within Delaware Investments

Nikhil G. Lalvani        Vice President/Senior          Vice President/Senior          Mr. Lalvani has served in various
                         Equity Analyst                 Equity Analyst                 executive capacities within
                                                                                       Delaware Investments

Steven T. Lampe          Vice President/Portfolio       Vice President/Portfolio       Mr. Lampe has served in various
                         Manager                        Manager                        executive capacities within
                                                                                       Delaware Investments

Alfio Leone IV           Vice President/High Grade      None                           Mr. Leone has served in various
                         Trader                                                        executive capacities within
                                                                                       Delaware Investments

Anthony A.               Vice President/Senior          Vice President/Senior          Mr. Lombardi has served in
Lombardi(15)             Portfolio Manager              Portfolio Manager              various executive capacities
                                                                                       within Delaware Investments

Francis P. Magee         Vice President/Equity          None                           Mr. Magee has served in various
                         Business Manager                                              executive capacities within
                                                                                       Delaware Investments

Charles (Tom) T.         Vice President/High Yield      None                           Mr. McClintic has served in
McClintic                Trader                                                        various executive capacities
                                                                                       within Delaware Investments

Michael S. Morris        Vice President/Portfolio       Vice President/Portfolio       Mr. Morris has served in various
                         Manager/Senior Equity          Manager/Senior Equity          executive capacities within
                         Analyst                        Analyst                        Delaware Investments

Scott Moses              Vice President/High Grade      None                           Mr. Moses has served in various
                         Trader                                                        executive capacities within
                                                                                       Delaware Investments

Philip O. Obazee         Vice President/ Derivatives    Vice President/ Derivatives    Mr. Obazee has served in various
                         Manager                        Manager                        executive capacities within
                                                                                       Delaware Investments

Donald G. Padilla        Vice President/Portfolio       Vice President/Portfolio       Mr. Padilla has served in various
                         Manager/Senior Equity          Manager/Senior Equity          executive capacities within
                         Analyst                        Analyst                        Delaware Investments

Daniel J. Prislin(16)    Vice President/Senior          Vice President/Senior          Mr. Prislin has served in various
                         Portfolio Manager/Equity       Portfolio Manager/Senior       executive capacities within
                         Analyst                        Equity Analyst                 Delaware Investments

Craig S. Remsen          Vice President/Senior          Vice President/Senior          Mr. Remsen has served in

NAME AND PRINCIPAL       POSITIONS AND OFFICES          POSITIONS AND OFFICES          OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH MANAGER                   WITH REGISTRANT                HELD
----------------------   ----------------------------   ----------------------------   ---------------------------------
                         Credit Research Analyst        Credit Research Analyst        various executive capacities
                                                                                       within Delaware Investments

Carl Rice(17)            Vice President/Senior          Vice President/Senior          Mr. Rice has served in various
                         Investment Specialist,         Investment Specialist,         executive capacities within
                         Large Cap Value Focus Equity   Large Cap Value Focus Equity   Delaware Investments

Joseph T. Rogina         Vice President/Equity Trader   None                           Mr. Rogina has served in various
                                                                                       executive capacities within
                                                                                       Delaware Investments

Kevin C. Schildt         Vice President/Senior          Vice President/Senior          Mr. Schildt has served in various
                         Municipal Credit Analyst       Municipal Credit Analyst       executive capacities within
                                                                                       Delaware Investments

Richard D. Seidel        Vice President/Assistant       None                           Mr. Seidel has served in various
                         Controller/-Assistant                                         executive capacities within
                         Treasurer                                                     Delaware Investments

                                                                                       Vice President/Assistant
                                                                                       Controller/Manager - Payroll -
                                                                                       Lincoln National Investment
                                                                                       Companies, Inc.

Brenda L. Sprigman       Vice President/Business        None                           Ms. Sprigman has served in
                         Manager - Fixed Income                                        various executive capacities
                                                                                       within Delaware Investments

Michael T. Taggart       Vice President/Facilities &    None                           Mr. Taggart has served in various
                         Administrative Services                                       executive capacities within
                                                                                       Delaware Investments

Matthew Todorow          Vice President/Portfolio       Vice President/Portfolio       Mr. Todorow has served in various
                         Manager                        Manager                        executive capacities within
                                                                                       Delaware Investments

Spencer M. Tullo         Vice President/High Yield      None                           Mr. Tullo has served in various
                         Trader                                                        executive capacities within
                                                                                       Delaware Investments

Robert A. Vogel,         Vice President/Senior          Vice President/Senior          Mr. Vogel has served in various
Jr.(18)                  Portfolio Manager              Portfolio Manager              executive capacities within
                                                                                       Delaware Investments

Lori P. Wachs            Vice President/Portfolio       Vice President/Portfolio       Ms. Wachs has served in various
                         Manager                        Manager                        executive capacities within
                                                                                       Delaware Investments

Laura A. Wagner          Vice President/ Investment     Vice President/ Investment     Ms. Wagner has served in various
                         Accounting                     Accounting                     executive capacities within
                                                                                       Delaware Investments

Kathryn R. Williams      Vice President/Associate       Vice President/Associate       Ms. Williams has served in
                         Genera; Counsel/ Assistant     Genera; Counsel/ Assistant     various executive capacities
                         Secretary                      Secretary                      within Delaware Investments

James J. Wright          Vice President/Senior          None                           Mr. Wright has served in various
                         Equity Analyst                                                executive capacities within
                                                                                       Delaware Investments

----------
(1)  VICE PRESIDENT OF FINANCE, Prudential Investment Management, Inc.,
     1998-2004.

(2)  PORTFOLIO MANAGER, Thomas Weisel Partners, 2002-2005.

(3)  MANAGING DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch,
     1994-2004.

(4) PRINCIPAL/EXECUTIVE VICE PRESIDENT, Transamerica Investment Management, LLC, 1980-2005.

(5)  CLIENT SERVICE OFFICER, Thomas Weisel Partners, 2002-2005.

(6)  SENIOR RESEARCH ASSOCIATE, Thomas Weisel Partners, 2002-2005.

(7) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1993-2005.

(8) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.

(9) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2004-2005; VICE PRESIDENT/PORTFOLIO MANAGER, Goldman Sachs 1994-2004.

(10) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.

(11) PORTFOLIO MANAGER, Thomas Weisel Partners, 2002-2005.

(12) PRINCIPAL/PORTFOLIO MANAGER/SENIOR TRADER, Transamerica Investment Management, LLC, 1997-2005.

(13) SENIOR RESEARCH ANALYST, Transamerica Investment Management, LLC, 2004-2005; SENIOR ANALYST, Wells Capital Management, LLC 2003-2004; SENIOR ANALYST, Montgomery Asset Management 1996-2003.

(14) VICE PRESIDENT/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.

(15) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.

(16) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1998-2005.

(17) DIRECTOR/PRODUCT SPECIALIST, Merrill Lynch, 1999-2004.

(18) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1992-2004.

Information regarding the directors and officers of Mondrian Investment Partners Limited ("Mondrian") and the positions held with the Registrant during the past two years is provided below. Unless otherwise noted, the principal business address of each director and officer of Mondrian is Third Floor, 80 Cheapside, London, England EC2V 6EE.

NAME AND PRINCIPAL       POSITIONS AND OFFICES WITH MONDRIAN AND ITS AFFILIATES
BUSINESS ADDRESS         AND OTHER POSITIONS AND OFFICES HELD
----------------------   -------------------------------------------------------
David G. Tilles          Managing Director, Chief Investment Officer and
                         Director of Mondrian Investment Partners Limited

Elizabeth A. Desmond     Regional Research Director and Director of Mondrian
                         Investment Partners Limited

John Emberson            Chief Operating Officer, Finance Director and Director
                         of Mondrian Investment Partners Limited

Clive A. Gillmore        Deputy Managing Director and Director of Mondrian
                         Investment Partners Limited

John Kirk                Investment Director and Director of Mondrian Investment
                         Partners Limited

G. Roger H. Kitson       Director (Non-executive) of Mondrian Investment
                         Partners Limited

Nigel G. May             Regional Research Director and Director of Mondrian
                         Investment Partners Limited

Christopher A. Moth      Chief Investment Officer - Global Fixed Income &
                         Currencies and Director of Mondrian Investment Partners
                         Limited

Hamish O. Parker         Investment Director and Director of Mondrian Investment
                         Partners Limited

Robert Akester           Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

Brendan Baker            Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

Fiona A. Barwick         Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

Joanna Bates             Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

Ormala Krishnan          Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

Emma R. E. Lewis         Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

Andrew Miller            Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

Hugh A. Serjeant         Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

David Wakefield          Senior Portfolio Manager of Mondrian Investment
                         Partners Limited

James S. Beveridge       Senior Trading Manager of Mondrian Investment Partners
                         Limited

Len Johnson              Senior Vice President/Client Services of Mondrian
                         Investment Partners Limited

Nigel Bliss              Portfolio Manager of Mondrian Investment Partners
                         Limited

Ginny Chong              Portfolio Manager of Mondrian Investment Partners
                         Limited

Ian Cooke                Chief Accountant of Mondrian Investment Partners
                         Limited

Richard J. Ginty         Portfolio Manager of Mondrian Investment Partners
                         Limited

Gregory Halton           Portfolio Manager of Mondrian Investment Partners
                         Limited

Frances Lake             Portfolio Manager of Mondrian Investment Partners
                         Limited

Russell Mackie           Portfolio Manager of Mondrian Investment Partners
                         Limited

Aidan Nicholson          Portfolio Manager of Mondrian Investment Partners
                         Limited

Solomon Peters           Portfolio Manager of Mondrian Investment Partners
                         Limited

NAME AND PRINCIPAL       POSITIONS AND OFFICES WITH MONDRIAN AND ITS AFFILIATES
BUSINESS ADDRESS         AND OTHER POSITIONS AND OFFICES HELD
----------------------   -------------------------------------------------------
Dan Philps               Portfolio Manager of Mondrian Investment Partners
                         Limited

Andrew Porter            Portfolio Manager of Mondrian Investment Partners
                         Limited

Jonathan Spread          Portfolio Manager of Mondrian Investment Partners
                         Limited

Jason Andrews            Manager, Investment Administration of Mondrian
                         Investment Partners Limited

John L. Barrett          Chief Compliance Officer of Mondrian Investment
                         Partners Limited

Graham Evans             Personnel/Premises Manager of Mondrian Investment
                         Partners Limited

Paul J. Fournel          IT Manager of Mondrian Investment Partners Limited

Jane Goss                General Counsel and Company Secretary of Mondrian
                         Investment Partners Limited

Brian Heywood            Implementation Manager of Mondrian Investment Partners
                         Limited

Jennifer E. Phimister    Manager, Client Services of Mondrian Investment
                         Partners Limited

Warren D. Shirvell       Head of Operations of Mondrian Investment Partners
                         Limited

Dinash Lakhani           Senior Research Analyst of Mondrian Investment Partners
                         Limited

Bilgin Soylu             Senior Research Analyst of Mondrian Investment Partners
                         Limited

Boris Veselinovich       Senior Research Analyst of Mondrian Investment Partners
                         Limited

Natalie Stone            Trader of Mondrian Investment Partners Limited

Arthur van Hoogstraten   IT Programme Manager of Mondrian Investment Partners
                         Limited

Item 27. Principal Underwriters.

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

         (a)(2) Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               UNDERWRITER                         REGISTRANT
----------------------------   ---------------------------------   --------------------------------------
Delaware Distributors, Inc.    General Partner                     None

Delaware Capital Management    Limited Partner                     None

Delaware Investment Advisers   Limited Partner                     None

Kevin J. Lucey                 President/Chief Executive Officer   None

Philip N. Russo                Executive Vice President            None

Douglas L. Anderson            Senior Vice President/Operations    None

Michael P. Bishof              Senior Vice President/Investment    Senior Vice President/Chief Financial
                               Accounting                          Officer

Jeffrey M. Kellogg             Senior Vice President/Senior        None
                               Product Manager/Communications
                               Manager

Deb Landsman-Yaros             Senior Vice President/Head of       None
                               Retail Investor Services

Thomas M. McConnell            Senior Vice President/Senior 529    None
                               Plans Product Manager

Carolyn McIntyre               Senior Vice President/Human         None
                               Resources

Brian L. Murray, Jr.           Senior Vice President/Compliance    Senior Vice President/Chief Compliance
                                                                   Officer

David P. O'Connor              Senior Vice President/Strategic     Senior Vice President/Strategic
                               Investment Relationships and        Investment Relationships and
                               Initiatives/General Counsel         Initiatives/General Counsel/Chief
                                                                   Legal Officer

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               UNDERWRITER                         REGISTRANT
---------------------------    ---------------------------------   --------------------------------------
Daniel J. Perullo              Senior Vice President/Eastern       None
                               Director, Institutional Sales

Robert E. Powers               Senior Vice President/Senior        None
                               Domestic Sales Manager

Richard Salus                  Senior Vice President/Controller/   None
                               Treasurer/Financial Operations
                               Principal

James L. Shields               Senior Vice President/Chief         None
                               Information Officer

Trevor M. Blum                 Vice President/Senior Consultant    None
                               Relationship Manager

E. Zoe Bradley                 Vice President/Product Management   None
                               Manager

Mel Carrozza                   Vice President/Client Services      None

Anthony G. Ciavarelli          Vice President/Counsel/Assistant    Vice President/Associate General
                               Secretary                           Counsel/Assistant Secretary

David F. Connor                Vice President/Deputy General       Vice President/Deputy General Counsel/
                               Counsel/Secretary                   Secretary

Joel A. Ettinger               Vice President/Taxation             Vice President/Taxation

Edward M. Grant                Vice President/Senior Domestic      None
                               Sales Manager

Audrey Kohart                  Vice President/Financial Planning   Vice President/Financial Planning and
                               and Reporting                       Reporting

Josephine O'Brien              Vice President/RFP Group Manager    None

Marlene D. Petter              Vice President/Marketing            None
                               Communications

Christian Reimer               Vice President/529 Plans Product    None
                               Manager

Richard D. Seidel              Vice President/Assistant            None
                               Controller/Assistant Treasurer

Michael T. Taggart             Vice President/Facilities &         None
                               Administrative Services

Molly Thompson                 Vice President/Associate Product    None
                               Management Manager

Kathryn R. Williams            Vice President/Senior Counsel/      Vice President/Associate General
                               Assistant Secretary                 Counsel/Assistant Secretary

         (b)(1) Lincoln Financial Distributors, Inc. (LFD) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

         (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

NAME AND PRINCIPAL BUSINESS                                       POSITIONS AND OFFICES WITH
ADDRESS                       POSITIONS AND OFFICE WITH LFD       REGISTRANT
---------------------------   ---------------------------------   --------------------------
Westley V. Thompson           President/Chief Executive Officer              None

David M. Kittredge            Senior Vice President                          None

Terrance Mullen               Senior Vice President                          None

Donald Roberson               Senior Vice President                          None

Margaret Skinner              Senior Vice President                          None

David L. Ahrendt(1)           Vice President                                 None

NAME AND PRINCIPAL BUSINESS                                       POSITIONS AND OFFICES WITH
ADDRESS                       POSITIONS AND OFFICE WITH LFD       REGISTRANT
---------------------------   ---------------------------------   --------------------------
Patrick J. Caulfield(2)       Vice President/Chief Compliance                None
                              Officer

Phillip Cramer                Vice President                                 None

Frederick J. Crawford         Vice President/Treasurer                       None

Daniel P. Hickey(2)           Vice President                                 None

Rochelle Krombolz             Vice President                                 None

William Lamoin                Vice President                                 None

Gregory Smith                 Vice President                                 None

Michael S. Smith(3)           Vice President/Chief Financial
                              Officer/Chief Administrative
                              Officer

Joyce L. Byrer                Secretary                                      None

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

          (c)  Not applicable.

Item 28. Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103.

Item 29. Management Services. None.

Item 30. Undertakings. Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of October, 2006.

                                        DELAWARE POOLED TRUST


                                        By: /s/ Patrick P. Coyne
                                            ------------------------------------
                                            Patrick P. Coyne
                                            Chairman/President/Chief Executive
                                            Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature              Title                                   Date
--------------------   -------------------------------------   -----------------


/s/ Patrick P. Coyne   Chairman/President/Chief Executive      October 27, 2006
--------------------   Officer (Principal Executive Officer)
Patrick P. Coyne       and Trustee


Thomas L. Bennett*     Trustee                                 October 27, 2006
--------------------
Thomas L. Bennett


John A. Fry*           Trustee                                 October 27, 2006
--------------------
John A. Fry


Anthony D. Knerr*      Trustee                                 October 27, 2006
--------------------
Anthony D. Knerr


Lucinda S. Landreth*   Trustee                                 October 27, 2006
--------------------
Lucinda S. Landreth


Ann R. Leven*          Trustee                                 October 27, 2006
--------------------
Ann R. Leven


Thomas F. Madison*     Trustee                                 October 27, 2006
--------------------
Thomas F. Madison


Janet L. Yeomans*      Trustee                                 October 27, 2006
--------------------
Janet L. Yeomans


J. Richard Zecher*     Trustee                                 October 27, 2006
--------------------
J. Richard Zecher


Michael P. Bishof*     Senior Vice President/Chief Financial   October 27, 2006
--------------------   Officer (Principal Financial Officer)
Michael P. Bishof

                                       *By: /s/ Patrick P. Coyne
                                            ------------------------------------
                                            Patrick P. Coyne
                                            as Attorney-in-Fact for
                                            each of the persons indicated
                                            (Pursuant to Powers of Attorney
                                            filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                             (Delaware Pooled Trust)

Exhibit No.      Exhibit
-----------      -------

EX-99.d.1.ii     Form of Amendment No. 9 (January __, 2007) to Exhibit A of the
                 Investment Management Agreement (December 15, 1999) between the
                 Registrant and Delaware Management Company.

EX-99.e.1.iii.   Form of Distribution Agreement between Delaware Distributors,
                 L.P. and the Registrant on behalf of each Portfolio

EX-99.h.2.ii.    Executed Amendment No. 31 (August 31, 2006) to Schedule A to
                 the Delaware Investments Family of Funds Fund Accounting
                 Agreement

EX-99.m.6        Form of 12b-1 Plan for The Global Real Estate Securities
                 Portfolio Class P.

EX-99.p.1.       Code of Ethics for the Delaware Investments Family of Funds
                 (February 2006)

EX-99.p.2.       Code of Ethics for Delaware Investments (Delaware Management
                 Company, a series of Delaware Management Business Trust, and
                 Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.       Code of Ethics for Lincoln Financial Distributors, Inc.
                 (December 2005)

EX-99.q.         Powers of Attorney (August 16, 2006)